UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1028

Ivy Funds
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas           66202
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(Address of principal executive offices)           (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF IVY BALANCED FUND

December 31, 2004

COMMON STOCKS	Shares	Value

Aircraft - 0.96%
Lockheed Martin Corporation	18,050	$1,002,678

Banks - 4.03%
Citigroup Inc.	37,000	1,782,660
Northern Trust Corporation	27,800	1,351,497
Wells Fargo & Company	17,200	1,068,980
		4,203,137

Beverages - 0.77%
Brown-Forman Corporation, Class B	16,600	808,088

Business Equipment and Services - 3.51%
Cintas Corporation	33,200	1,454,326
First Data Corporation	25,600	1,089,024
Manpower Inc.	23,300	1,125,390
		3,668,740

Capital Equipment - 1.35%
Ingersoll-Rand Company Limited, Class A	17,600	1,413,280

Chemicals - Petroleum and Inorganic - 0.83%
Dow Chemical Company (The)	17,600	871,376

Chemicals - Specialty - 1.67%
Air Products and Chemicals, Inc.	30,100	1,744,897

Computers - Micro - 3.90%
Apple Computer, Inc.*	24,700	1,590,186
Dell Inc.*	40,283	1,697,727
Sun Microsystems, Inc.*	144,600	778,671
		4,066,584

Computers - Peripherals - 3.91%
Check Point Software Technologies Ltd.*	31,300	770,763
EMC Corporation*	83,800	1,246,106
Microsoft Corporation	77,158	2,061,276
		4,078,145

Cosmetics and Toiletries - 1.97%
Avon Products, Inc.	25,100	971,370
Estee Lauder Companies Inc. (The), Class A	23,800	1,089,326
		2,060,696

Electrical Equipment - 1.88%
Emerson Electric Co.	12,800	897,280
Molex Incorporated, Class A	40,000	1,066,200
		1,963,480

Electronic Components - 0.81%
Intel Corporation	35,900	840,599

Finance Companies - 3.66%
Countrywide Financial Corporation	31,400	1,162,114
Fannie Mae	14,600	1,039,666
SLM Corporation	30,400	1,623,056
		3,824,836

Food and Related - 1.17%
Dean Foods Company*	37,000	1,219,150

Forest and Paper Products - 1.57%
International Paper Company	20,100	844,200
Sealed Air Corporation*	14,900	793,723
		1,637,923

Health Care - Drugs - 4.06%
Abbott Laboratories	13,700	639,105
Allergan, Inc.	13,500	1,094,445
Amgen Inc.*	16,900	1,084,219
Novartis AG, ADR	16,100	813,694
Pfizer Inc.	22,750	611,747
		4,243,210

Health Care - General - 2.35%
Biomet, Inc.	27,400	1,188,475
Johnson & Johnson	19,900	1,262,058
		2,450,533

Hospital Supply and Management - 2.15%
HCA Inc.	29,100	1,162,836
Medtronic, Inc.	21,800	1,082,806
		2,245,642

Household - General Products - 1.20%
Colgate-Palmolive Company	24,500	1,253,420

Insurance - Life - 1.46%
Lincoln National Corporation	32,600	1,521,768

Insurance - Property and Casualty - 3.27%
Allstate Corporation (The)	18,600	961,992
Berkshire Hathaway Inc., Class B*	500	1,468,000
Chubb Corporation (The)	12,800	984,320
		3,414,312

Leisure Time Industry - 2.81%
Royal Caribbean Cruises Ltd.	32,200	1,752,968
Walt Disney Company (The)	42,600	1,184,280
		2,937,248

Motion Pictures - 1.05%
News Corporation Limited, Class A	11,400	212,724
News Corporation Limited, Class B	46,000	883,200
		1,095,924

Motor Vehicle Parts - 1.39%
Eaton Corporation	20,000	1,447,200

Multiple Industry - 3.13%
Companhia Vale do Rio Doce, ADR	32,500	942,825
General Electric Company	63,680	2,324,320
		3,267,145

Petroleum - International - 3.98%
BP p.l.c., ADR	19,000	1,109,600
Burlington Resources Inc.	33,300	1,448,550
Exxon Mobil Corporation	31,200	1,599,312
		4,157,462

Petroleum - Services - 2.93%
Nabors Industries Ltd.*	30,576	1,568,243
Schlumberger Limited	22,200	1,486,290
		3,054,533

Retail - General Merchandise - 3.44%
Costco Wholesale Corporation	27,600	1,337,082
Federated Department Stores, Inc.	20,000	1,155,800
Wal-Mart Stores, Inc.	20,700	1,093,374
		3,586,256

Security and Commodity Brokers - 3.00%
American Express Company	34,300	1,933,491
Morgan Stanley	21,600	1,199,232
		3,132,723

Trucking and Shipping - 0.94%
Expeditors International of Washington, Inc.	17,600	983,224

Utilities - Electric - 2.83%
Dominion Resources, Inc.	19,700	1,334,478
Exelon Corporation	36,800	1,621,776
		2,956,254

Utilities - Telephone - 1.73%
AT&T Corp.	30,000	571,800
Vodafone Group Plc, ADR	45,200	1,237,576
		1,809,376

TOTAL COMMON STOCKS - 73.71%		$76,959,839

(Cost: $63,963,957)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.28%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	$250	290,376

Beverages - 0.33%
Diageo Capital plc,
3.5%, 11-19-07	350	348,836

Broadcasting - 0.85%
Clear Channel Communications, Inc.,
4.25%, 5-15-09	900	890,892

Business Equipment and Services - 0.38%
PHH Corporation,
7.125%, 3-1-13	350	391,402

Chemicals - Specialty - 0.35%
Vulcan Materials Company,
6.4%, 2-1-06	350	362,479

Finance Companies - 2.49%
American International Group,
3.85%, 11-26-07 (A)	500	501,909
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	7	325
8.0%, 3-31-11 (A)	462	69,361
First Union-Lehman Brothers-Bank of America
Commercial Mortgage Trust,
6.56%, 11-18-35	500	537,568
General Motors Acceptance Corporation,
6.125%, 8-28-07	300	308,887
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	750	811,690
Unilever Capital Corporation,
5.9%, 11-15-32	350	370,123
		2,599,863

Food and Related - 0.80%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	700	840,050

Insurance - Life - 0.47%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	494,516

Multiple Industry - 1.38%
Cargill, Inc.,
6.375%, 6-1-12 (A)	400	442,732
General Electric Capital Corporation,
2.85%, 1-30-06	1,000	997,473
		1,440,205

Railroad - 0.29%
Union Pacific Corporation,
7.6%, 5-1-05	300	304,066

Real Estate Investment Trust - 0.80%
Vornado Realty L.P.,
5.625%, 6-15-07	800	830,583

Utilities - Electric - 0.93%
Dominion Resources, Inc.,
7.625%, 7-15-05	950	972,555

TOTAL CORPORATE DEBT SECURITIES - 9.35%		$9,765,823

(Cost: $9,598,770)

OTHER GOVERNMENT SECURITY - 0.59%

Canada
Hydro-Quebec,
8.0%, 2-1-13	500	$617,065
(Cost: $591,545)

UNITED STATES GOVERNMENT SECURITIES

Mortgage-Backed Obligations - 8.29%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	431	454,680
6.0%, 9-1-17	691	726,921
5.0%, 1-1-18	682	693,426
5.5%, 4-1-18	669	692,258
6.5%, 10-1-28	244	257,171
6.5%, 2-1-29	64	67,625
7.0%, 5-1-31	56	60,216
7.5%, 5-1-31	94	101,498
7.0%, 7-1-31	83	88,835
7.0%, 9-1-31	118	126,626
7.0%, 9-1-31	79	84,105
7.0%, 11-1-31	293	310,464
6.5%, 2-1-32	265	279,199
7.0%, 2-1-32	334	355,861
7.0%, 2-1-32	168	179,268
6.5%, 3-1-32	76	79,367
7.0%, 3-1-32	187	199,502
7.0%, 6-1-32	58	62,048
7.0%, 7-1-32	331	352,361
6.5%, 8-1-32	144	151,984
6.0%, 9-1-32	968	1,002,060
6.5%, 9-1-32	221	233,620
5.5%, 5-1-33	351	356,157
5.5%, 5-1-33	464	471,168
5.5%, 5-1-33	294	298,274
5.5%, 6-1-33	451	458,534
Government National Mortgage Association Fixed Rate Pass-Through Certificate,
7.375%, 11-15-11	496	512,022
		8,655,250

Treasury Obligations - 4.21%
United States Treasury Bond,
7.5%, 11-15-16	500	638,965
United States Treasury Notes:
3.0%, 2-15-08	900	892,652
3.875%, 2-15-13	1,250	1,233,301
3.625%, 5-15-13	750	726,767
4.25%, 8-15-13	900	907,102
		4,398,787

TOTAL UNITED STATES GOVERNMENT SECURITIES - 12.50%		$13,054,037

(Cost: $12,992,534)

TOTAL SHORT-TERM SECURITIES - 3.85%		$4,015,504

(Cost: $4,015,504)

TOTAL INVESTMENT SECURITIES - 100.00%		$104,412,268

(Cost: $91,162,310)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $1,826,017 or 17.49% of total investments.

THE INVESTMENTS OF IVY BOND FUND
December 31, 2004

PREFERRED STOCKS	Shares	Value

Real Estate Investment Trust
PS Business Parks, Inc., 7% Cumulative	10,500	$260,295
Public Storage, Inc., 6.25% Cumulative	10,500	258,825

TOTAL PREFERRED STOCKS - 0.97%		$519,120

(Cost: $520,050)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.99%
Wachovia Bank, N.A.,
4.8%, 11-1-14	$300	298,119
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	200	232,301
		530,420

Beverages - 1.27%
Miller Brewing Company,
5.5%, 8-15-13 (A)	650	679,410

Broadcasting - 1.11%
Cox Communications, Inc.:
7.75%, 11-1-10	300	343,648
5.45%, 12-15-14 (A)	250	249,990
		593,638

Business Equipment and Services - 0.38%
International Lease Finance Corporation,
4.35%, 9-15-08	200	202,115

Computers - Peripherals - 0.52%
Computer Associates International, Inc.,
5.625%, 12-1-14 (A)	275	277,988

Finance Companies - 22.79%
277 Park Avenue Finance Corporation:
7.58%, 5-12-12 (A)	179	193,498
7.68%, 5-12-12 (A)	300	325,590
Asset Securitization Corporation:
1.82711%, 10-13-26 (Interest Only) (A)	2,288	106,219
7.63988%, 11-13-29	200	216,075
Associates Manufactured Housing,
7.725%, 6-15-28	200	209,969
Associates Manufactured Housing Contract Pass-Through Certificates,
6.9%, 6-15-27	199	202,636
Banco Hipotecario Nacional,
7.916%, 7-25-09 (A)	7	368
Bank of America Mortgage Securities, Inc.,
5.75%, 8-25-34	157	158,562
Bear Stearns Commercial Mortgage Securities Inc.:
5.426%, 5-14-16 (A)	200	202,802
6.0%, 7-15-31 (A)	100	103,319
5.468%, 6-11- 41	1,500	1,572,419
BlackRock Capital Finance,
7.75%, 9-25-26 (A)	194	201,438
Block Financial Corporation,
5.125%, 10-30-14	450	439,908
Capital One Multi-asset Execution Trust,
6.0%, 8-15-13	200	213,725
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	250	246,236
Credit Suisse First Boston Mortgage Securities Corp.:
6.0%, 11-25-18	103	106,081
4.9%, 12-15-36	250	252,461
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Commercial Mortgage Pass-through Certificates,
7.062%, 6-15-31	169	186,637
Ford Motor Credit Company,
7.375%, 10-28-09	300	323,600
Fund American Companies, Inc.,
5.875%, 5-15-13	450	457,990
GS Mortgage Securities Corporation II,
7.17659%, 7-13-30	250	269,544
General Motors Acceptance Corporation,
6.125%, 8-28-07	125	128,703
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.25%, 11-25-32 (A)	349	343,502
5.25%, 11-25-32 (A)	299	296,017
Goldman Sachs Capital I,
6.345%, 2-15-34	425	442,554
Green Tree Financial Corporation:
6.4%, 10-15-18	136	140,402
8.9%, 4-15-25	26	26,229
7.35%, 5-15-27	68	72,047
Hilton Hotel Pool Trust,
2.51625%, 10-3-15 (A)	790	797,663
Hilton Hotel Pool Trust 2000-HLTA C,
7.458%, 10-3-15 (A)	125	140,723
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	242	243,987
MMCA Auto Owner Trust 2002- 4, Class C Asset Backed Notes,
4.56%, 11-16-09	51	51,428
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	268	271,259
Mellon Residential Funding,
6.75%, 6-26-28	158	157,996
Metropolitan Asset Funding, Inc.,
7.525%, 4-20-27 (A)	400	408,186
Mortgage Capital Funding, Inc.,
7.14635%, 6-18-30	160	180,639
National Collegiate Trust 1997-S2 (The),
7.24%, 9-20-14	314	314,080
Origen Manufactured Housing Contract Trust 2004-A,
5.7%, 1-15-35	100	100,584
Origen Manufactured Housing Contract Trust 2004-B,
5.73%, 11-15-35	50	49,268
Paine Webber Mortgage Acceptance Corporation,
7.655%, 1-2-12 (A)	250	265,836
RAMP Series 2003-RS11 Trust,
6.092%, 12-25-33	250	257,067
Selkirk Cogen Funding Corporation,
8.65%, 12-26-07	258	279,856
Sequoia Mortgage Funding Company,
6.38%, 8-28-31 (A)	13	13,419
St. George Funding Company LLC,
8.485%, 12-29- 49 (A)	200	228,607
Structured Asset Securities Corporation,
5.63%, 5-25-34	250	250,797
Wachovia Commercial Mortgage Securities, Inc.,
5.23541%, 7-15- 41	250	259,707
Westfield Capital Corporation Limited, WT Finance (Aust) Pty Limited and WEA Finance LLC,
5.125%, 11-15-14 (A)	450	447,838
		12,157,471

Health Care - General - 0.20%
Boston Scientific Corporation,
5.45%, 6-15-14	100	103,885

Hospital Supply and Management - 0.38%
WellPoint, Inc.,
5.95%, 12-15-34 (A)	200	201,947

Insurance - Life - 0.68%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	330	362,645

Insurance - Property and Casualty - 1.58%
Allstate Life Global Funding,
3.5%, 7-30-07	175	174,262
Assurant, Inc.:
5.625%, 2-15-14	150	154,912
6.75%, 2-15-34	325	352,057
Principal Life Global,
6.25%, 2-15-12 (A)	150	163,967
		845,198

Multiple Industry - 1.78%
CRH America, Inc.,
6.4%, 10-15-33	300	327,692
Cargill, Inc.,
6.375%, 6-1-12 (A)	200	221,366
Household Finance Corporation,
4.125%, 11-16-09	250	248,656
Pennsylvania Electric Company,
5.125%, 4-1-14	150	150,075
		947,789

Petroleum - Domestic - 0.84%
Valero Logistics Operations, L.P.,
6.05%, 3-15-13	425	448,810

Petroleum - International - 0.31%
Husky Energy, Inc.,
6.25%, 6-15-12	150	163,799

Petroleum - Services - 0.25%
Magellan Midstream Partners, L.P.,
6.45%, 6-1-14	125	135,176

Railroad - 0.69%
Norfolk Southern Corporation,
9.0%, 3-1-21	200	269,050
Union Pacific Corporation,
5.214%, 9-30-14 (A)	100	100,249
		369,299

Real Estate Investment Trust - 1.94%
Arden Realty Limited Partnership,
5.2%, 9-1-11	150	151,331
Healthcare Realty Trust Incorporated,
5.125%, 4-1-14	325	317,560
Vornado Realty L.P.,
5.625%, 6-15-07	400	415,292
Weingarten Realty Investors,
7.22%, 6-1-05	150	152,625
		1,036,808

Savings and Loans - 0.90%
Washington Mutual Bank,
5.65%, 8-15-14	465	480,991

Security and Commodity Brokers - 0.32%
Morgan Stanley Dean Witter & Co.,
6.75%, 4-15-11	150	168,246

Textile - 0.40%
Mohawk Industries, Inc.,
6.5%, 4-15-07	200	212,495

Utilities - Electric - 1.87%
Oncor Electric Delivery Company,
7.25%, 1-15-33	425	504,895
Pacific Gas and Electric Company,
6.05%, 3-1-34	275	285,619
Public Service Electric and Gas Company,
5.375%, 9-1-13	200	208,961
		999,475

Utilities - Telephone - 1.42%
Sprint Capital Corporation and Sprint Corporation,
8.75%, 3-15-32	375	499,616
United States Cellular Corporation,
6.7%, 12-15-33	250	259,005
		758,621

TOTAL CORPORATE DEBT SECURITIES - 40.62%		$21,676,226

(Cost: $21,319,742)

MUNICIPAL OBLIGATION - 0.31%

Minnesota
City of Eden Prairie, Minnesota, Multifamily Housing Revenue Refunding Bonds (GNMA Collateralized Mortgage Loan - Parkway Apartments Project),
7.35%, 2-20-09	155	$164,351
(Cost: $155,000)

UNITED STATES GOVERNMENT SECURITIES

Agency Obligations - 7.39%
Federal Home Loan Mortgage Corporation:
5.5%, 7-15-06	1,225	1,267,699
3.375%, 4-15-09	1,000	986,688
4.5%, 7-15-13	950	954,014
Federal National Mortgage Association:
3.5%, 1-28-08	150	149,474
5.125%, 1-2-14	575	586,390
		3,944,265

Mortgage-Backed Obligations - 29.99%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
3.5%, 2-15-30	125	119,100
6.5%, 9-1-32	347	366,687
5.5%, 5-1-34	265	270,049
5.5%, 5-1-34	193	196,885
5.5%, 6-1-34	2,198	2,234,030
5.0%, 9-1-34	50	49,513
5.5%, 9-1-34	241	245,122
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	144	151,560
6.0%, 9-1-17	180	188,999
5.0%, 6-1-18	652	663,044
5.0%, 7-1-18	215	219,025
5.0%, 1-1-20	1,590	1,614,844
7.5%, 5-1-31	217	234,142
7.0%, 9-1-31	73	77,376
7.0%, 11-1-31	163	172,480
6.5%, 12-1-31	88	92,827
7.0%, 2-1-32	152	161,755
7.0%, 3-1-32	159	169,469
6.5%, 4-1-32	40	42,561
6.5%, 5-1-32	42	44,314
6.5%, 7-1-32	112	117,984
6.5%, 8-1-32	105	110,768
6.5%, 8-1-32	88	92,800
6.5%, 9-1-32	139	146,997
6.5%, 9-1-32	63	66,901
6.0%, 10-1-32	207	215,588
6.5%, 10-1-32	199	210,776
6.0%, 11-1-32	193	200,432
6.0%, 3-1-33	150	155,674
5.5%, 4-1-33	237	241,247
5.5%, 5-1-33	177	180,074
5.0%, 8-1-33	111	110,637
6.0%, 1-1-34	2,000	2,067,500
5.5%, 3-1-34	240	245,243
5.5%, 3-1-34	109	110,801
5.5%, 4-1-34	237	241,728
5.5%, 4-1-34	87	88,393
5.0%, 5-1-34	118	117,263
5.0%, 5-1-34	96	94,843
5.5%, 5-1-34	231	235,118
6.0%, 8-1-34	195	201,611
5.5%, 11-1-34	1,975	2,005,990
Government National Mortgage Association, Fixed Rate Pass-Through Certificate,
5.0%, 11-15-33	1,425	1,427,851
		16,000,001

Treasury Obligations - 10.24%
United States Treasury Bond,
5.375%, 2-15-31	225	243,299
United States Treasury Notes:
2.5, 10-31-06	650	643,932
1.875%, 1-31-06	2,275	2,253,139
2.25%, 2-15-07	100	98,305
3.375, 10-15-09	1,675	1,658,511
4.75%, 5-15-14	400	416,844
4.25%, 11-15-14	150	150,392
		5,464,422

Treasury Inflation Protected Obligation - 3.21%
United States Treasury Note,
1.875%, 7-15-13 (B)	1,600	1,710,723

TOTAL UNITED STATES GOVERNMENT SECURITIES - 50.83%		$27,119,411

(Cost: $27,005,055)

TOTAL SHORT-TERM SECURITIES - 7.27%		$3,879,628

(Cost: $3,879,628)

TOTAL INVESTMENT SECURITIES - 100.00%		$53,358,736

(Cost: $52,879,475)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $5,969,942 or 11.19% of total investments.

(B)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

THE INVESTMENTS OF IVY CASH RESERVES PORTFOLIO
December 31, 2004

CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificate of Deposit - 1.93%
Banks
Citibank, N.A.,
2.305%, 2-23-05	$125	$125,000

Commercial Paper
Consumer Electronics - 3.86%
Sony Global Treasury Services PLC (Sony Corporation),
2.22%, 1-13-05	250	249,815

Food and Related - 1.97%
Golden Peanut Co.,
2.27%, 2-7-05	128	127,701

Multiple Industry - 3.57%
General Electric Capital Corporation,
2.615%, 3-15-05	231	231,079

Security and Commodity Brokers - 5.40%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
2.21%, 1-3-05	200	199,975
UBS Finance Delaware LLC,
2.38%, 1- 4-05	150	149,970
		349,945

Total Commercial Paper - 14.80%		958,540

Commercial Paper (backed by irrevocable bank letter of credit) - 3.85%
Finance Companies
Vehicle Services of America Ltd. (Bank of America, N.A.),
2.35%, 2-14-05	250	249,282

Notes
Banks - 3.50%
U.S. Bancorp,
4.75%, 6-30-05	125	126,498
Wells Fargo & Company,
2.3725%, 1-18-05	100	100,000
		226,498

Business Equipment and Services - 2.55%
Berkeley Hills Country Club, Inc. (Wachovia Bank, N.A.),
2.49%, 1-6-05	165	165,000

Computers - Main and Mini - 1.54%
International Business Machines Corporation,
2.32%, 1-10-05	100	100,000

Finance Companies - 1.93%
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects) (U.S. Bank, National Association),
2.47%, 1-10-05	125	125,000

Food and Related - 1.59%
Unilever Capital Corporation,
6.875%, 11-1-05	100	103,237

Health Care - Drugs - 6.20%
Merck & Co., Inc.,
4.484%, 2-22-05 (A)	400	401,804

Health Care - General - 3.01%
ACTS Retirement - Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A,
2.42%, 1-6-05	195	195,000

Retail - General Merchandise - 2.18%
Target Corporation,
7.5%, 2-15-05	140	141,038

Retail - Specialty Stores - 2.85%
El Dorado Enterprises of Miami, Inc. (Wachovia Bank, N.A.),
2.49%, 1-6-05	185	185,000

Utilities - Telephone - 8.56%
BellSouth Corporation,
4.119%, 4-26-05 (A)	300	302,339
SBC Communications Inc.,
4.206%, 6-5-05 (A)	250	252,081
		554,420

Total Notes - 33.91%		2,196,997

TOTAL CORPORATE OBLIGATIONS - 54.49%		$3,529,819

(Cost: $3,529,819)

MUNICIPAL OBLIGATIONS

California - 9.26%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds, Air Products and Chemicals, Inc./Wilmington Facility, Taxable Series 1997A,
2.29%, 1-12-05	300	300,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
2.41%, 1-5-05	300	300,000
		600,000

Florida - 2.08%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds, Interdisciplinary Research Building Project, Taxable Series 2004B (Bank of America, N.A.),
2.4%, 1-5-05	135	135,000

Maryland - 2.93%
Mayor and City Council of Baltimore (City of Baltimore, Maryland), General Obligation Bonds, Consolidated Public Improvement Bonds, Series 2003C (Variable Rate Demand/Taxable),
2.4%, 1-6-05	190	190,000

New York - 3.09%
The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale, New York Branch),
2.2%, 1-3-05	100	100,000
Nassau County Industrial Development Agency, Taxable Variable Rate Demand Revenue Bonds (57 Seaview Realty Associates, LLC 2004 Project), (Wachovia Bank, National Association),
2.42%, 1-6-05	100	100,000
		200,000

Texas - 3.86%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
2.37%, 1-11-05	250	250,000

Washington - 1.54%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Columbia Heights Retirement Project), Series 2004B (Wells Fargo Bank, N.A.),
2.6%, 1-5-05	100	100,000

Wisconsin - 3.09%
Town of Wood River, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U.S. Bank, National Association),
2.35%, 1-5-05	200	200,000

TOTAL MUNICIPAL OBLIGATIONS - 25.85%		$1,675,000

(Cost: $1,675,000)

UNITED STATES GOVERNMENT SECURITIES

Federal Home Loan Bank:
1.47%, 3-1-05	200	200,000
1.3%, 4-27-05	200	200,000
1.35%, 4-29-05	200	200,000
Overseas Private Investment Corporation:
2.35%, 1-5-05	255	255,000
2.4%, 1-5-05	419	418,605

TOTAL UNITED STATES GOVERNMENT SECURITIES - 19.66%		$1,273,605

(Cost: $1,273,605)

TOTAL INVESTMENT SECURITIES - 100.00%		$6,478,424

(Cost: $6,478,424)

Notes to Schedule of Investments
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $956,224 or 14.76% of total investments.

THE INVESTMENTS OF IVY CUNDILL GLOBAL VALUE FUND
December 31, 2004

COMMON STOCKS	Shares	Value

Bermuda - 2.23%
Guoco Group Limited (A)	800,000	$7,822,250

Canada - 5.10%
Fairfax Financial Holdings Limited (A)(B)	30,804	5,179,415
Legacy Hotels Real Estate Investment Trust (A)	1,371,200	8,230,848
Legacy Hotels Real Estate Investment Trust (A)(B)	753,900	4,525,406
		17,935,669

Germany - 2.02%
Henkel Kommanditgesellschaft auf Aktien (A)	86,525	7,108,673

Hong Kong - 3.67%
CITIC Pacific Limited (A)	2,000,000	5,686,570
First Pacific Company Limited (A)*	27,000,000	7,207,920
		12,894,490

Italy - 3.69%
Italmobiliare S.p.A., Non-Convertible Savings Shares (A)	254,511	12,986,920

Japan - 36.95%
AIFUL Corporation (A)	31,700	3,478,158
Asatsu-DK Inc. (A)	550,000	15,448,085
Coca-Cola West Japan Company Limited (A)	265,100	6,787,840
Kikkoman Corporation (A)	400,000	3,804,702
Kirin Brewery Company, Limited (A)	1,460,000	14,342,014
Lion Corporation (A)	1,973,000	11,486,677
Nikko Cordial Corporation (A)	2,900,000	15,330,770
Nintendo Co., Ltd. (A)	50,000	6,264,908
Nippon Television Network Corporation (A)	107,000	16,032,030
NIPPONKOA Insurance Company, Limited (A)	1,900,000	12,892,956
Sankyo Co., Ltd. (A)	56,000	1,262,133
Shiseido Company, Limited (A)	305,000	4,406,562
Takefuji Corporation (A)	220,000	14,843,012
Tokyo Broadcasting System, Inc. (A)	220,000	3,579,029
		129,958,876

Malaysia - 3.40%
Arab-Malaysian Corporation Berhad (A)*	32,978,600	11,976,439

Singapore - 1.64%
Singapore Press Holdings Limited (A)	2,040,000	5,748,239

South Korea - 2.68%
Dongwon Financial Holding Co., Ltd. (A)	750	7,100
Korea Electric Power Corporation (A)	100,000	2,593,702
Korea Tobacco & Ginseng Corporation (A)	225,020	6,727,559
Korea Tobacco & Ginseng Corporation, GDR (B)	7,000	104,642
		9,433,003

United States - 5.38%
Liberty Media International, Inc., Class A*	293,751	13,569,827
MCI, Inc.*	265,000	5,341,075
		18,910,902

TOTAL COMMON STOCKS - 66.76%		$234,775,461

(Cost: $193,921,258)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (2.29%)	Face Amount in Thousands

Eurodollar, 1-14-05 (C)	EUR 7,151	(1,034,691)
Eurodollar, 3-18-05 (C)	4,574	(295,302)
Hong Kong Dollar, 1-14-05 (C)	HKD 33,191	2,531
Hong Kong Dollar, 3-18-05 (C)	102,660	(37,246)
Japanese Yen, 1-14-05 (C)	JPY 4,491,016	(2,321,085)
Japanese Yen, 3-18-05 (C)	6,028,845	(3,281,529)
Singapore Dollar, 1-14-05 (C)	SGD 8,796	(238,013)
Singapore Dollar, 1-14-05 (C)	970	29,158
South Korean Won, 1-14-05 (C)	KRW 6,942,782	(760,064)
South Korean Won, 3-18-05 (C)	1,170,127	(113,031)
		$(8,049,272)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Repurchase Agreement - 12.55%
J.P. Morgan Securities Inc., 1.15% Repurchase Agreement dated 12-31-04 to be repurchased at $44,144,230
on 1-3-05 (D)	$44,140	44,140,000

United States Government Securities
Treasury Obligations - 22.98%
United States Treasury Bills:
1.75%, 1-20-05	4,000	3,996,306
1.79%, 1-20-05	7,000	6,993,405
1.84%, 1-27-05	25,000	24,966,778
1.81%, 2-10-05	5,000	4,989,944
1.90%, 2-10-05	10,000	9,978,889
1.91%, 2-10-05	10,000	9,978,778
1.90%, 2-24-05	10,000	9,971,500
2.03%, 3-17-05	10,000	9,957,813
		80,833,413

TOTAL SHORT-TERM SECURITIES - 35.53%		$124,973,413

(Cost: $124,973,413)

TOTAL INVESTMENT SECURITIES - 100.00%		$351,699,602

(Cost: $318,894,671)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $9,809,463 or 2.79% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro; HKD - Hong Kong Dollar; JPY - Japanese Yen; KRW - Korean Won, SGD - Singapore Dollar).

(D)Collateralized by $44,930,812 United States Treasury Note, 3.0% due 2-15-09; market value and accrued interest aggregate $45,463,157.

THE INVESTMENTS OF IVY DIVIDEND INCOME FUND
December 31, 2004

COMMON STOCKS	Shares	Value

Aircraft - 1.62%
Goodrich Corporation	11,900	$388,416
Lockheed Martin Corporation	6,250	347,188
		735,604

Aluminum - 0.72%
Alcoa Incorporated	10,450	328,339

Banks - 2.61%
Bank of America Corporation	14,400	676,656
Citigroup Inc.	10,567	509,118
		1,185,774

Beverages - 1.32%
Diageo plc, ADR	10,350	599,058

Business Equipment and Services - 1.40%
Genuine Parts Company	14,400	634,464

Capital Equipment - 2.20%
Deere & Company	13,450	1,000,680

Chemicals - Petroleum and Inorganic - 1.44%
Dow Chemical Company (The)	6,800	336,668
du Pont (E.I.) de Nemours and Company	6,500	318,825
		655,493

Computers - Peripherals - 4.01%
Microsoft Corporation	37,700	1,007,156
SAP Aktiengesellschaft, ADR	18,400	813,464
		1,820,620

Electrical Equipment - 0.72%
Emerson Electric Co.	4,650	325,965

Electronic Components - 1.69%
Microchip Technology Incorporated	18,500	492,470
Texas Instruments Incorporated	11,200	275,744
		768,214

Finance Companies - 4.57%
Caterpillar Inc.	7,850	765,454
SLM Corporation	24,505	1,308,322
		2,073,776

Food and Related - 1.36%
ConAgra Foods, Inc.	20,900	615,505

Forest and Paper Products - 1.19%
International Paper Company	12,850	539,700

Health Care - Drugs - 3.06%
Abbott Laboratories	13,600	634,440
Pfizer Inc.	28,000	752,920
		1,387,360

Health Care - General - 2.57%
Boston Scientific Corporation*	15,400	547,470
Wyeth	14,550	619,685
		1,167,155

Hospital Supply and Management - 1.42%
Medtronic, Inc.	13,000	645,710

Hotels and Gaming - 5.04%
Harrah's Entertainment, Inc.	10,300	688,967
Mandalay Resort Group	5,550	390,887
Starwood Hotels & Resorts Worldwide, Inc.	20,700	1,208,880
		2,288,734

Household - General Products - 1.99%
Colgate-Palmolive Company	8,800	450,208
Procter & Gamble Company (The)	8,250	454,410
		904,618

Insurance - Property and Casualty - 1.29%
MGIC Investment Corporation	8,519	587,044

Mining - 1.34%
Freeport-McMoRan Copper & Gold Inc., Class B*	15,850	605,946

Multiple Industry - 3.17%
Bill Barrett Corporation*	5,400	172,746
General Electric Company	34,750	1,268,375
		1,441,121

Non-Residential Construction - 0.91%
Fluor Corporation	7,600	414,276

Petroleum - International - 7.75%
Anadarko Petroleum Corporation	14,200	920,302
BP p.l.c., ADR	8,750	511,000
Burlington Resources Inc.	18,950	824,325
Exxon Mobil Corporation	24,600	1,260,996
		3,516,623

Petroleum - Services - 8.45%
BJ Services Company	9,750	453,765
Baker Hughes Incorporated	21,100	900,337
Patterson-UTI Energy, Inc.	40,450	786,146
Schlumberger Limited	13,700	917,215
Transocean Inc.*	11,250	476,887
Weatherford International Ltd.*	5,900	302,670
		3,837,020

Publishing - 1.15%
Knight-Ridder, Inc.	7,800	522,132

Railroad - 0.97%
Union Pacific Corporation	6,550	440,487

Real Estate Investment Trust - 2.66%
Equity Office Properties Trust	10,250	298,480
ProLogis	8,850	383,470
Simon Property Group, Inc.	8,150	527,060
		1,209,010

Retail - General Merchandise - 1.09%
May Department Stores Company (The)	16,800	493,920

Savings and Loans - 0.63%
Capitol Federal Financial	7,950	286,359

Security and Commodity Brokers - 8.58%
Chicago Mercantile Exchange Holdings Inc.	6,750	1,543,725
Goldman Sachs Group, Inc. (The)	4,700	488,988
Merrill Lynch & Co., Inc.	8,350	499,079
Morgan (J.P.) Chase & Co.	15,452	602,783
Morgan Stanley	8,100	449,712
New York Community Bancorp, Inc.	15,200	312,664
		3,896,951

Tobacco - 4.19%
Altria Group, Inc.	20,100	1,228,110
Reynolds American Inc.	8,600	675,960
		1,904,070

Trucking and Shipping - 2.35%
United Parcel Service, Inc., Class B	12,500	1,068,250

Utilities - Electric - 2.24%
Dominion Resources, Inc.	7,100	480,954
Westar Energy, Inc.	23,350	534,014
		1,014,968

Utilities - Gas and Pipeline - 1.83%
Kinder Morgan, Inc.	11,350	830,025

Utilities - Telephone - 3.34%
BellSouth Corporation	17,550	487,714
SBC Communications Inc.	18,200	469,014
Vodafone Group Plc, ADR	20,500	561,290
		1,518,018

TOTAL COMMON STOCKS - 90.87%		$41,262,989

(Cost: $35,763,164)

TOTAL SHORT-TERM SECURITIES - 9.13%		$4,144,607

(Cost: $4,144,607)

TOTAL INVESTMENT SECURITIES - 100.00%		$45,407,596

(Cost: $39,907,771)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

THE INVESTMENTS OF IVY EUROPEAN OPPORTUNITIES FUND
December 31, 2004

COMMON STOCKS	Shares	Value

Argentina - 2.17%
NDS Group plc, ADR*	135,000	$4,583,250

Australia - 0.49%
Centamin Egypt Limited (A)*	5,000,000	1,045,123

Austria - 5.44%
Andritz AG (A)	24,000	1,822,352
OMV Aktiengesellschaft (A)	9,913	2,974,469
Telekom Austria Aktiengesellschaft (A)	138,000	2,605,623
Wienerberger AG (A)	86,000	4,091,495
		11,493,939

Belgium - 0.42%
Omega Pharma S.A. (A)	18,626	888,663

Bermuda - 0.73%
Alea Group Holdings (Bermuda) Ltd (A)	410,971	1,539,327

Czech Republic - 2.25%
CESKY TELECOM, a.s., GDR Registered Shares	200,000	3,100,000
Zentiva N.V., GDR (B)*	49,100	1,657,125
		4,757,125

Finland - 1.61%
Elcoteq Network Corporation, Class A (A)	42,400	1,026,678
UPM-Kymmene Corporation (A)	107,000	2,369,329
		3,396,007

France - 10.36%
Bouygues SA (A)	36,144	1,663,311
Compagnie de Saint-Gobain (A)	32,000	1,919,588
France Telecom (A)*	124,900	4,118,110
Iliad SA (A)	122,000	4,603,741
Renault SA (A)	27,114	2,258,811
Sanofi-Aventis (A)	53,000	4,218,047
Technip-Coflexip (A)	17,000	3,129,292
		21,910,900

Germany - 9.47%
Deutsche Post AG (A)	176,000	4,016,322
Hannover Ruckversicherungs-Aktiengesellschaft (A)	50,000	1,946,333
Hypo Real Estate Holding AG (A)*	47,000	1,941,515
IVG Immobilien AG, Bonn (A)	120,000	1,940,919
mobilcom Aktiengesellschaft (A)	190,000	4,297,227
Pfleiderer Ag, Registered Shares (A)*	513,000	5,874,163
		20,016,479

Greece - 2.89%
Coca-Cola Hellenic Bottling Company S.A. (A)	153,748	3,741,601
National Bank of Greece S.A. (A)	72,200	2,372,707
		6,114,308

Hungary - 0.98%
MOL Magyar Olaj-és Gázipari Rt. (A)	7,778	544,509
National Savings and Commercial Bank Ltd. (A)	50,000	1,533,970
		2,078,479

Ireland - 0.59%
eircom Group plc (A)	525,000	1,236,422

Italy - 3.57%
AZIMUT HOLDING S.P.A. (A)*	567,000	3,031,366
Geox S.p.A. (A)(B)*	252,000	1,950,989
ENEL S.p.A. (A)	263,000	2,573,667
		7,556,022

Netherlands - 2.51%
Aalberts Industries N.V. (A)	84,000	4,058,876
Buhrmann NV (A)	130,000	1,258,078
		5,316,954

Norway - 1.19%
Norsk Hydro ASA (A)	32,000	2,509,329

Spain - 5.76%
ACS Actividades de Construccion y Servicios, S.A. (A)	180,000	4,092,984
Altadis, S.A. (A)	62,000	2,828,003
Cintra Concesiones de Intraestructuras de Transporte (A)*	274,000	2,996,541
Repsol YPF, S.A. (A)	87,000	2,256,176
		12,173,704

Sweden - 2.00%
Oriflame Cosmetics S.A., SDR (A)*	111,000	2,562,665
Scania AB, Class B (A)	42,500	1,675,687
		4,238,352

Switzerland - 3.35%
Credit Suisse Group, Registered Shares (A)*	118,000	4,941,651
Kuehne & Nagel International AG (A)	10,000	2,146,487
		7,088,138

United Kingdom - 33.39%
Admiral Group Plc (A)*	692,000	4,275,714
British American Tobacco p.l.c. (A)	160,000	2,751,232
Center Parcs (UK) Group Plc (A)*	250,000	391,562
Egg plc (A)*	830,000	1,590,197
Enterprise Inns plc (A)	160,000	2,437,025
Evolution Group Plc (The) (A)	1,373,648	3,947,658
Halfords Group Plc (A)*	830,000	4,929,611
iSOFT Group plc (A)	255,700	1,690,140
Imperial Tobacco Group PLC (A)	70,000	1,913,793
Interserve Plc (A)	333,000	2,185,132
Kensington Group plc (A)	197,000	1,808,391
MFI Furniture Group Plc (A)	1,024,000	2,432,733
Man Group plc (A)	107,000	3,017,619
Millfield Group plc (A)*	444,915	306,869
Omega International Group PLC (A)*	270,000	931,127
Persimmon plc (A)	120,000	1,588,664
Photo-Me International plc (A)	720,000	1,282,887
Premier Brands Foods plc (A)*	675,000	3,517,592
Punch Taverns plc (A)	318,368	4,211,782
Regal Petroleum plc (A)*	401,200	2,682,620
Regal Petroleum plc (A)(B)*	1,050,000	7,020,816
Rexam PLC (A)	200,000	1,760,712
Royal Bank of Scotland Group plc (The) (A)	72,000	2,416,793
Shire Pharmaceuticals Group plc (A)	322,000	3,374,551
Smith & Nephew plc (A)	120,000	1,225,410
Taylor Woodrow plc (A)	325,000	1,693,656
tesco plc (A)	678,221	4,180,831
Travis Perkins plc (A)	31,400	1,042,560
		70,607,677

TOTAL COMMON STOCKS - 89.17%		$188,550,198

(Cost: $139,829,748)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Banks - 2.36%
Lloyds TSB Bank PLC,
2.26%, 1-14-05	$5,000	4,995,920

Beverages - 2.36%
Diageo Capital plc,
2.21%, 1-5-05	5,000	4,998,772

Finance Companies - 1.42%
USAA Capital Corp.,
2.29%, 1- 4-05	3,000	2,999,428

Health Care - Drugs - 1.89%
Nestle Australia Ltd.,
2.26%, 1-18-05	4,000	3,995,731

Security and Commodity Brokers - 2.80%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
2.21%, 1-3-05	3,000	2,999,632
UBS Finance Delaware LLC,
2.23%, 1-3-05	2,910	2,909,639
		5,909,271

TOTAL SHORT-TERM SECURITIES - 10.83%		$22,899,122

(Cost: $22,899,122)

TOTAL INVESTMENT SECURITIES - 100.00%		$211,449,320

(Cost: $162,728,870)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $10,628,930 or 5.03% of total investments.

THE INVESTMENTS OF IVY GLOBAL NATURAL RESOURCES FUND
December 31, 2004

COMMON STOCKS AND WARRANTS	Shares	Value

Australia - 0.78%
Alumina Limited (A)	800,000	$3,707,035
Central Asia Gold Limited (A)*	2,710,964	1,438,080
Oxiana Limited (A)*	2,130,000	1,644,997
		6,790,112

Bermuda - 0.89%
Nabors Industries Ltd.*	150,000	7,693,500

Brazil - 9.47%
Aracruz Celulose S.A., ADR	350,000	13,195,000
Caemi Mineracao e Metalurgia S.A. (A)*	15,000,000	12,887,181
Companhia Vale do Rio Doce, ADR	600,000	17,406,000
Petroleo Brasileiro S.A. - Petrobras, ADR	105,000	4,176,900
Suzano Bahia Sul Papel E Celulose S.A. (A)	3,902,600	20,190,933
Votorantim Celulose e Papel S.A., ADR	875,000	14,175,000
		82,031,014

Canada - 35.69%
Agricore United (A)	162,000	1,218,906
Alcan Inc. (A)	400,000	19,554,373
Barrick Gold Corporation (A)	350,000	8,438,643
Bema Gold Corporation (A)*	2,800,000	8,543,399
CHC Helicopter Corporation, Class A (A)	175,000	7,426,006
Calfrac Well Services Ltd. (A)*	630,000	24,748,503
Cambior Inc. (A)*	4,900,000	13,076,987
Cambior Inc., Warrants (A)*	350,000	136,764
Cameco Corporation (A)	120,000	4,185,234
Canfor Corporation (A)*	790,000	10,278,933
Clear Energy Inc. (A)*	548,250	2,461,382
Falconbridge Limited (A)	388,400	10,042,601
Ferus Gas Industries Trust (A)(B)*	615,000	1,278,267
First Quantum Minerals Ltd. (A)*	175,200	2,716,561
Flint Energy Services Ltd. (A)*	425,000	7,596,857
Forte Resources Inc. (A)(B)*	450,000	1,212,172
Golden Star Resources Ltd. (A)*	1,500,000	6,010,974
Guinor Gold Corporation (A)*	6,446,775	5,359,806
Hydrogenics Corporation (A)*	392,000	1,867,443
IAMGOLD Corporation (A)	1,180,000	7,858,164
IAMGOLD Corporation (A)(B)	125,000	832,433
Inco Limited (A)*	125,000	4,572,664
Kinross Gold Corporation (A)*	700,000	4,917,692
Mustang Resources Inc., Class A (A)(B)*	179,700	1,210,151
Penn West Petroleum Ltd. (A)	254,700	16,781,655
PetroKazakhstan Inc., Class A (A)	250,000	9,255,487
Placer Dome Inc. (A)	450,000	8,447,788
Precision Drilling Corporation (A)*	378,800	23,783,651
Progress Energy Trust (A)	200,000	2,248,088
Rio Narcea Gold Mines, Ltd. (A)*	1,890,000	4,321,167
Rio Narcea Gold Mines, Ltd., Warrants (A)*	550,000	212,629
Savanna Energy Services Corp. (A)*	857,100	12,242,250
Sino-Forest Corporation, Class A (A)*	2,250,000	6,416,279
Stuart Energy Systems Corporation (A)*	758,000	2,678,334
Thunder Energy Inc. (A)*	700,000	4,364,815
Total Energy Services Ltd. (A)*	78,700	446,891
Trican Well Service Ltd. (A)*	500,600	27,677,004
West Fraser Timber Co. Ltd. (A)*	125,000	5,038,244
West Fraser Timber Co. Ltd. (A)*	25,000	1,001,829
Western Oil Sands Inc., Class A (A)*	400,000	13,917,526
Westport Innovations Inc. (A)*	510,900	726,338
zed.i solutions inc. (A)*	3,500,000	6,401,729
zed.i solutions inc. (A)(B)*	1,300,000	2,377,785
ZENON Environmental Inc. (A)*	274,000	5,341,952
		309,226,356

Cayman Islands - 1.44%
Noble Corporation*	250,000	12,435,000

China - 3.22%
Aluminum Corporation of China Limited, ADR	125,000	7,318,750
China Petroleum & Chemical Corporation, ADR	250,000	10,247,500
Sinopec Zhenhai Refining & Chemical Company Limited, H Shares (A)	10,000,000	10,356,762
		27,923,012

France - 0.32%
L'Air Liquide S.A. (A)	15,000	2,761,140

Germany - 0.97%
BASF Aktiengesellschaft (A)	80,000	5,730,178
Bayer Aktiengesellschaft (A)	80,000	2,696,172
		8,426,350

Italy - 0.90%
Saipem S.p.A. (A)	650,000	7,786,009

Luxembourg - 1.61%
Stolt Offshore S.A., ADR*	2,150,000	13,964,250

Mexico - 0.84%
Cemex, S.A. de C.V., ADR	200,000	7,282,000

Peru - 2.77%
Compania de Minas Buenaventura S.A.A., ADR	1,050,000	24,045,000

Russia - 0.48%
Open Joint Stock Company "Mining and Metallurgical Company Norilsk Nickel", ADR	75,500	4,190,250

South Africa - 6.51%
AngloGold Limited, ADR	250,000	9,087,500
Gold Fields Limited, ADR	400,000	4,992,000
Impala Platinum Holdings Limited (A)	290,000	24,601,952
Mvelaphanda Resources Limited (A)*	5,500,000	14,124,294
Sappi Limited, ADR	250,000	3,625,000
		56,430,746

United Kingdom - 3.16%
Boc Group plc (A)	170,000	3,235,860
Highland Gold Mining Limited (A)	2,750,000	9,905,203
Randgold Resources Limited, ADR*	1,245,000	14,236,575
		27,377,638

United States - 24.29%
Arch Coal, Inc.	805,000	28,609,700
Cal Dive International, Inc.*	100,000	4,071,500
Century Aluminum Company	125,000	3,279,375
ConocoPhillips	100,000	8,683,000
Cooper Cameron Corporation*	390,000	20,985,900
Delta Petroleum Corporation*	150,000	2,349,750
Dow Chemical Company (The)	70,000	3,465,700
du Pont (E.I.) de Nemours and Company	125,000	6,131,250
Freeport-McMoRan Copper & Gold Inc., Class B*	120,000	4,587,600
KFx Inc.*	275,000	3,993,000
Massey Energy Company	587,000	20,515,650
Murphy Oil Corporation	75,000	6,033,750
National-Oilwell, Inc.*	150,000	5,293,500
Pactiv Corporation*	100,000	2,529,000
Patterson-UTI Energy, Inc.	850,000	16,519,750
Peabody Energy Corporation	225,000	18,204,750
Pioneer Drilling Company*	452,000	4,560,680
Plains Exploration and Production Company*	75,000	1,950,000
Praxair, Inc.	55,000	2,428,250
Smith International, Inc.*	375,000	20,403,750
Superior Energy Services, Inc.*	550,000	8,475,500
Transocean Inc.*	250,000	10,597,500
Valero Energy Corporation	150,000	6,810,000
		210,478,855

TOTAL COMMON STOCKS AND WARRANTS - 93.34%		$808,841,232

(Cost: $664,214,805)

PREFERRED STOCK - 0.03%

South Africa
Anglo American Platinum Corporation Limited,
6.38% Convertible (A)	11,054	$225,140
(Cost: $166,006)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (1.06%)	Face Amount in Thousands

Canadian Dollar, 1-12-05 (C)	CAD 49,000	(2,059,051)
Canadian Dollar, 1-12-05 (C)	2,000	12,943
Canadian Dollar, 1-26-05 (C)	48,000	(2,002,618)
Canadian Dollar, 2-2-05 (C)	84,900	842,678
Canadian Dollar, 2-9-05 (C)	41,000	(961,230)
Canadian Dollar, 2-16-05 (C)	40,000	83,849
Canadian Dollar, 2-23-05 (C)	23,000	46,771
Canadian Dollar, 3-9-05 (C)	50,000	(771,891)
Canadian Dollar, 3-23-05 (C)	50,000	(870,131)
South African Rand, 1-12-05 (C)	ZAR 74,480	(1,741,205)
South African Rand, 1-12-05 (C)	5,000	4,413
South African Rand, 2-2-05 (C)	54,900	(311,000)
South African Rand, 2-9-05 (C)	92,400	(1,434,284)
		$(9,160,756)

TOTAL SHORT-TERM SECURITIES - 7.69%		$66,597,547

(Cost: $66,597,547)

TOTAL INVESTMENT SECURITIES - 100.00%		$866,503,163

(Cost: $730,978,358)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $6,910,808 or 0.80% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, were applicable
(CAD - Canadian Dollar, ZAR - South African Rand).

THE INVESTMENTS OF IVY INTERNATIONAL FUND
December 31, 2004

COMMON STOCKS	Shares	Value

Australia - 2.89%
Australia and New Zealand Banking Group Limited (A)	74,700	$1,199,851
News Corporation Limited (The), CDI (A)	100,000	1,912,025
Westpac Banking Corporation (A)	107,000	1,626,844
		4,738,720

Austria - 5.07%
Bank Austria Creditanstalt (A)	20,000	1,800,155
Erste Bank der oesterreichischen Sparkassen AG (A)*	66,200	3,521,347
OMV Aktiengesellschaft (A)	10,000	3,000,574
		8,322,076

Canada - 2.17%
EnCana Corporation (A)	28,650	1,629,248
Shoppers Drug Mart Corporation (A)(B)*	62,350	1,931,979
		3,561,227

China - 0.50%
China Telecom Corporation Limited (A)	2,220,000	814,003

Finland - 0.63%
Nokia OYJ (A)	65,900	1,036,453

France - 10.81%
AXA (A)	45,000	1,107,298
France Telecom (A)*	55,050	1,815,068
JCDecaux S.A. (A)*	70,000	2,035,123
Lafarge (A)	14,000	1,345,379
Pernod Ricard (A)	12,550	1,914,370
Sanofi-Aventis (A)	22,400	1,782,722
TF1 (A)	28,130	911,871
THOMSON (A)	50,000	1,316,279
Total S.A. (A)	19,324	4,203,114
VINCI (A)	9,900	1,323,885
		17,755,109

Germany - 12.58%
Allianz Aktiengesellschaft, Registered Shares (A)	32,000	4,207,761
BASF Aktiengesellschaft (A)	24,200	1,733,379
Bayer Aktiengesellschaft (A)	25,750	867,830
Deutsche Telekom AG, Registered Shares (A)*	143,400	3,229,689
E.ON AG (A)	15,150	1,377,561
Fresenius AG (A)	5,430	507,116
ProSieben- Sat.1 Meida Aktiengesellschaft (A)	95,000	1,712,719
PUMA Aktiengesellschaft Rudolf Dassler Sport (A)	20,000	5,438,363
SAP Aktiengesellschaft (A)	8,850	1,571,576
		20,645,994

Ireland - 3.52%
Anglo Irish Bank Corporation plc (Great Britain) (A)	140,000	3,378,607
Anglo Irish Bank Corporation plc (Ireland) (A)	32,500	787,399
CRH public limited company (A)	60,700	1,616,858
		5,782,864

Italy - 3.05%
Alleanza Assicurazioni S.p.A. (A)	61,500	854,877
Assicurazioni Generali SpA (A)	36,700	1,240,346
Banco Popolare di Verona e Novara S.c. a r.l. (A)	69,380	1,404,831
Snam Rete Gas S.p.A. (A)	261,000	1,511,968
		5,012,022

Japan - 20.24%
ACOM CO., LTD. (A)	20,000	1,493,453
Asahi Glass Company, Limited (A)	108,000	1,188,142
Canon Inc. (A)	51,970	2,797,976
CREDIT SAISON CO., LTD. (A)	48,000	1,743,075
East Japan Railway Company (A)	310	1,720,294
Honda Motor Co., Ltd. (A)	21,900	1,132,152
Hoya Corporation (A)	15,000	1,689,627
INPEX Corporation (B)*	96	483,201
iShares MSCI Japan Index Fund	400,000	4,368,000
Kao Corporation (A)	65,000	1,657,986
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	190	1,923,770
Nikko Cordial Corporation (A)	342,000	1,807,974
Nippon Telegraph and Telephone Corporation (A)	360	1,612,228
Nomura Holdings, Inc. (A)	62,300	906,160
ORIX Corporation (A)	13,600	1,843,080
Taisei Corporation (A)	220,000	854,598
Takeda Chemical Industries, Ltd. (A)	16,300	818,848
Takefuji Corporation (A)	15,200	1,025,517
Tokyo Gas Co., Ltd. (A)	480,000	1,962,712
Toyota Motor Corporation (A)	54,200	2,200,399
		33,229,192

Mexico - 1.10%
Cemex, S.A. de C.V., ADR	49,700	1,809,577

Singapore - 0.93%
DBS Group Holdings Ltd (A)	154,600	1,524,692

South Korea - 1.78%
Samsung Electronics Co., Ltd. (A)	6,700	2,915,717

Spain - 0.50%
Telefonica, S.A. (A)	44,000	825,418

Switzerland - 11.61%
Baloise-Holding, Registered Shares (A)	19,500	896,925
Clariant Ltd., Registered Shares (A)	70,000	1,125,372
Credit Suisse Group, Registered Shares (A)*	60,550	2,535,737
Holcim Ltd, Registered Shares (A)	20,100	1,206,282
Nestle S.A., Registered Shares (A)	10,280	2,679,429
Novartis AG, Registered Shares (A)	91,600	4,598,458
Roche Holdings AG, Genussschein (A)	23,900	2,740,941
UBS AG (A)	39,260	3,279,692
		19,062,836

Taiwan - 0.53%
AU Optronics Corp., ADR	60,600	867,792

United Kingdom - 19.89%
BAA plc (A)	121,000	1,353,852
BP p.l.c. (A)	337,700	3,286,757
British Sky Broadcasting Group plc (A)	141,982	1,528,771
Carnival plc (A)	33,650	2,048,858
Compass Group PLC (A)	367,940	1,735,905
Diageo plc (A)	57,000	811,403
GlaxoSmithKline plc (A)	73,960	1,731,574
ITV plc (A)	436,000	879,187
National Grid Transco plc (A)	120,000	1,140,344
NEXT plc (A)	66,040	2,087,680
Reckitt Benckiser plc (A)	102,065	3,077,899
Royal Bank of Scotland Group plc (The) (A)	84,900	2,849,802
tesco plc (A)	585,200	3,607,412
Vodafone Group Plc (A)	1,765,000	4,776,458
WPP Group plc (A)	159,070	1,746,287
		32,662,189

United States - 0.82%
iShares MSCI Pacific ex-Japan Index Fund	15,000	1,352,550

TOTAL COMMON STOCKS - 98.62%		$161,918,431

(Cost: $126,400,974)

TOTAL SHORT-TERM SECURITY - 1.38%		$2,268,719

(Cost: $2,268,719)

TOTAL INVESTMENT SECURITIES - 100.00%		$164,187,150

(Cost: $128,669,693)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $2,415,180 or 1.47% of net assets.

THE INVESTMENTS OF IVY INTERNATIONAL BALANCED FUND
December 31, 2004

COMMON STOCKS	Shares	Value

Australia - 3.66%
AMP Limited (A)	39,890	$225,918
Iluka Resources Limited (A)	191,820	941,228
John Fairfax Holdings Limited (A)	177,350	629,496
National Australia Bank Limited (A)	39,600	890,306
Qantas Airways Limited (A)	157,000	454,385
Qantas Airways Limited (A)(B)	54,528	157,813
		3,299,146

Bermuda - 1.52%
ACE Limited	17,700	756,593
XL Capital Ltd, Class A	7,900	613,435
		1,370,028

Canada - 2.09%
BCE Inc. (A)	27,700	666,016
Barrick Gold Corporation (A)	50,400	1,215,165
		1,881,181

China - 0.39%
China Telecom Corporation Limited (A)	610,000	223,667
China Telecom Corporation Limited (A)(B)	360,000	132,000
		355,667

Denmark - 1.85%
ISS A/S (A)	9,200	511,455
Vestas Wind Systems A/S (A)*	93,333	1,154,926
		1,666,381

Finland - 2.84%
Metso Corporation (A)	58,500	923,236
Stora Enso Oyj, Class R (A)	60,750	926,677
UPM-Kymmene Corporation (A)	32,010	708,806
		2,558,719

France - 3.83%
AXA (A)	28,400	698,828
Compagnie Generale des Etablissements Michelin, Class B (A)	7,400	472,650
Sanofi-Aventis (A)	12,698	1,010,581
SUEZ (A)	22,400	594,847
Total S.A. (A)	3,110	676,448
		3,453,354

Germany - 2.94%
Bayer Aktiengesellschaft (A)	20,100	677,413
Deutsche Post AG (A)	45,140	1,030,095
E.ON AG (A)	6,860	623,767
Volkswagen Aktiengesellschaft (A)	9,430	312,706
		2,643,981

Hong Kong - 1.66%
Bank of East Asia, Limited (The) (A)	121,800	378,436
China Mobile (Hong Kong) Limited, ADR	19,410	333,076
Hutchison Whampoa Limited, Ordinary Shares (A)	84,000	786,213
		1,497,725

Israel - 0.59%
Check Point Software Technologies Ltd.*	21,400	526,975

Italy - 0.84%
Eni S.p.A. (A)	30,300	755,424

Japan - 4.87%
Hitachi, Ltd. (A)	119,000	822,567
KDDI CORPORATION (A)	97	521,287
Nintendo Co., Ltd. (A)	5,000	626,491
Nippon Telegraph and Telephone Corporation (A)	149	667,283
Ono Pharmaceutical Co., Ltd. (A)	11,000	615,782
Sony Corporation (A)	27,500	1,060,215
Takeda Chemical Industries, Ltd. (A)	1,500	75,354
		4,388,979

Mexico - 0.70%
Telefonos de Mexico, S.A. de C.V., ADR	16,500	632,280

Netherlands - 4.62%
Akzo Nobel N.V. (A)	21,570	916,139
ING Groep N.V., Certicaaten Van Aandelen (A)	27,960	842,404
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	29,500	779,000
Reed Elsevier NV (A)	69,520	943,776
Wolters Kluwer nv, Certicaaten Van Aandelen (A)	34,000	679,701
		4,161,020

Norway - 1.04%
Telenor ASA (A)	100,850	911,859
Telenor ASA (A)(B)	2,550	23,056
		934,915

Singapore - 0.36%
DBS Group Holdings Ltd (A)	33,000	325,452

South Korea - 4.56%
KT Corporation, ADR	48,730	1,062,801
Kookmin Bank, ADR*	20,970	819,508
POSCO, ADR	9,340	415,910
SK Telecom Co., Ltd., ADR	31,300	696,425
Samsung Electronics Co., Ltd. (A)	530	230,646
Samsung Electronics Co., Ltd., GDR (B)	4,010	878,190
		4,103,480

Spain - 1.36%
Iberdrola, S.A. (A)	26,772	677,611
Repsol YPF, S.A. (A)	20,550	532,924
Telefonica, S.A., BDR (A)	548	10,118
		1,220,653

Sweden - 2.89%
ForeningsSparbanken AB (A)	24,300	602,910
Nordea AB, FDR (A)	113,190	1,144,424
Securitas AB, Class B (A)	50,100	856,231
		2,603,565

Switzerland - 2.85%
Lonza Group Ltd, Registered Shares (A)	5,800	325,215
Nestle S.A., Registered Shares (A)	4,100	1,068,644
Swiss Reinsurance Company, Registered Shares (A)	7,750	550,661
UBS AG (A)	7,400	618,179
		2,562,699

Taiwan - 1.38%
Compal Electronics Inc., GDR (B)	94,100	470,651
Compal Electronics Inc., GDR	51,200	256,082
Chunghwa Telecom Co., Ltd., ADR	24,700	519,935
		1,246,668

United Kingdom - 15.72%
AMVESCAP PLC (A)	26,400	162,235
BAE SYSTEMS plc (A)	179,510	792,743
BHP Billiton Plc (A)	47,620	556,991
BP p.l.c. (A)	82,800	805,874
Boots Group PLC (A)	64,600	811,294
British Sky Broadcasting Group plc (A)	91,100	980,906
Cadbury Schweppes plc (A)	72,900	677,395
Compass Group PLC (A)	262,530	1,238,591
GlaxoSmithKline plc (A)	35,000	819,430
Lloyds TSB Group plc (A)	74,800	677,853
National Grid Transco plc (A)	47,000	446,635
Pearson plc (A)	48,270	581,240
Rentokil Initial plc (A)	176,770	500,390
Rolls-Royce plc (A)	120,600	570,712
Royal Bank of Scotland Group plc (The) (A)	25,880	868,703
"Shell" Transport and Trading Company, p.l.c. (The) (A)	96,200	818,335
Shire Pharmaceuticals Group plc (A)*	44,000	461,119
Smiths Group plc (A)	39,780	626,483
Unilever PLC (A)	112,200	1,099,541
Vodafone Group Plc (A)	246,600	667,351
		14,163,821

TOTAL COMMON STOCKS - 62.56%		$56,352,113

(Cost: $44,505,507)

OTHER GOVERNMENT SECURITIES	Principal Amount in Thousands

Australia - 1.57%
New South Wales Treasury Corporation,
6.5%, 5-1-06 (B)(C)	AUD 550	435,989
Queensland Treasury Corporation:
6.5%, 6-14-05 (C)	14	10,981
6.0%, 8-14-13 (C)	1,200	968,615
		1,415,585

Austria - 1.19%
Republic of Austria:
5.5%, 10-20-07 (C)	EUR 360	523,330
4.0%, 7-15-09 (C)	70	98,681
5.0%, 7-15-12 (C)	300	448,032
		1,070,043

Belgium - 1.03%
Belgium Government Bond:
4.75%, 9-28-06 (C)	100	140,612
7.5%, 7-29-08 (C)	405	633,656
5.0%, 9-28-12 (C)	100	149,408
		923,676

Canada - 1.65%
Canadian Government Bond:
3.0%, 6-1-06 (C)	CAD 950	792,209
6.0%, 6-1-11 (C)	748	691,720
		1,483,929

Denmark - 0.90%
Denmark Government Bond:
5.0%, 8-15-05 (C)	DKK 2,864	529,288
5.0%, 11-15-13 (C)	1,400	280,861
		810,149

Finland - 1.18%
Finland Government Bond:
3.0%, 7- 4-08 (C)	EUR 400	544,610
5.0%, 4-25-09 (C)	60	87,830
5.75%, 2-23-11 (C)	280	431,794
		1,064,234

France - 2.08%
France Government Bond OAT:
4.0%, 10-25-09 (C)	712	1,005,816
4.0%, 4-25-13 (C)	620	868,547
		1,874,363

Germany - 1.14%
Deutsche Bundesrepublik:
6.0%, 7- 4-07 (C)	531	776,447
5.0%, 7- 4-11 (C)	170	252,850
		1,029,297

Ireland - 0.90%
Ireland Government Bond,
5.0%, 4-18-13 (C)	540	810,102

Italy - 1.54%
Italy Buoni Poliennali Del Tesoro:
7.75%, 11-1-06 (C)	479	709,532
5.5%, 11-1-10 (C)	447	677,605
		1,387,137

Netherlands - 1.58%
Netherlands Government Bond,
5.75%, 2-15-07 (C)	990	1,426,996

New Zealand - 2.34%
New Zealand Government Bond:
7.0%, 7-15-09 (C)	NZD 1,950	1,458,031
6.0%, 11-15-11 (C)	900	648,306
		2,106,337

Norway - 1.24%
Norway Government Bond,
6.75%, 1-15-07 (C)	NOK 6,285	1,119,976

Poland - 1.84%
Poland Government Bond:
8.5%, 11-12-06 (C)	PLN 2,410	829,839
8.5%, 5-12-07 (C)	1,100	383,450
6.0%, 5-24-09 (C)	1,350	446,081
		1,659,370

South Korea - 2.54
South Korea Treasury Bond,
4.75%, 3-3-07 (C)	KRW 2,300,000	2,288,900

Spain - 2.25%
Spain Government Bond:
10.15%, 1-31-06 (C)	EUR 294	430,617
4.8%, 10-31-06 (C)	100	140,936
6.0%, 1-31-08 (C)	350	518,833
5.0%, 7-30-12 (C)	630	939,258
		2,029,644

Sweden - 2.73%
Sweden Government Bond:
8.0%, 8-15-07 (C)	SEK 9,180	1,555,827
6.5%, 5-5-08 (C)	1,800	299,640
5.5%, 10-8-12 (C)	3,580	598,527
		2,453,994

Thailand - 3.12%
Thailand Government Bond:
6.0%, 3-5-05 (C)	THB 16,000	414,601
8.5%, 10-14-05 (C)	45,700	1,230,609
8.0%, 12-8-06 (C)	41,250	1,165,266
		2,810,476

United Kingdom - 0.77%
United Kingdom Treasury,
7.5%, 12-7-06 (C)	GBP 343	693,823

TOTAL OTHER GOVERNMENT SECURITIES - 31.59%		$28,458,031

(Cost: $22,090,763)

TOTAL SHORT-TERM SECURITIES - 5.85%		$5,268,104

(Cost: $5,268,104)

TOTAL INVESTMENT SECURITIES - 100.00%		$90,078,248

(Cost: $71,864,374)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $2,097,699 or 2.33% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where appliccable (AUD - Australian Dollar, CAD - Canadian Dollar, DKK - Danish Krone, EUR - Euro, GBP - Great Britain Pound, KRW - South Korean Won, NOK - Norwegian Krone, NZD - New Zealand Dollar, PLN - Polish Zloty, SEK - Swedish Krona, THB - Thailand Baht).

THE INVESTMENTS OF IVY INTERNATIONAL VALUE FUND
December 31, 2004

COMMON STOCKS	Shares	Value

Australia - 1.27%
Australia and New Zealand Banking Group Limited (A)	16,200	$260,209
Westpac Banking Corporation (A)	17,800	270,634
		530,843

Austria - 4.65%
Telekom Austria Aktiengesellschaft (A)	25,000	472,033
Wienerberger AG (A)	15,000	713,633
OMV Aktiengesellschaft (A)	2,500	750,144
		1,935,810

Belgium - 1.99%
Fortis (A)	30,000	827,124

Brazil - 0.80%
Embraer-Empresa Brasileira de Aeronautica S.A.	10,000	334,400

Canada - 0.95%
EnCana Corporation (A)	6,950	395,228

China - 0.47%
China Telecom Corporation Limited (A)	530,000	194,334

Finland - 1.53%
Nokia Corporation, Series A, ADR	25,000	391,750
Nokia OYJ (A)	15,700	246,924
		638,674

France - 8.40%
ALSTOM (A)*	100,000	75,796
Carrefour S.A. (A)	6,000	284,560
Lafarge (A)	2,560	246,012
Lagardere SCA (A)	10,000	718,709
Metropole Television SA (A)	15,000	424,322
Nexity (A)*	5,000	178,527
Peugeot S.A. (A)	10,000	632,084
Sanofi-Aventis (A)	7,872	626,499
Unibail Holding (A)	2,000	313,471
		3,499,980

Germany - 10.15%
Continental Aktiengesellschaft (A)	15,000	949,142
Deutsche Post AG (A)	40,000	912,800
E.ON AG (A)	10,000	909,281
Heidelberger Druckmaschinen Aktiengesellschaft (A)*	15,000	504,314
Hypo Real Estate Holding AG (A)*	10,000	413,088
ProSieben- Sat.1 Meida Aktiengesellschaft (A)	30,000	540,859
		4,229,484

Hong Kong - 1.41%
Beijing Capital Land Limited, Class H (A)	2,000,000	585,382

Ireland - 1.58%
Bank of Ireland (A)	40,000	658,884

Italy - 4.01%
Beni Stabili SpA (A)	300,000	304,537
Fondiaria-SAI S.p.A. (A)	10,000	268,399
Italmobiliare S.p.A., Non-Convertible Savings Shares (A)	5,000	255,135
Snam Rete Gas S.p.A. (A)	62,000	359,165
Telecom Italia S.p.A. (A)	150,000	485,230
		1,672,466

Japan - 22.53%
Asatsu-DK Inc. (A)	12,000	337,049
Electric Power Development Co., Ltd. (A)(B)*	30,000	838,242
Hitachi, Ltd. (A)	60,000	414,740
Ichiyoshi Securities Co., Ltd. (A)	100,000	927,810
iShares MSCI Japan Index Fund	100,000	1,092,000
Kubota Corporation (A)	100,000	494,572
NTT DoCoMo, Inc. (A)	200	368,008
Nikko Cordial Corporation (A)	81,000	428,204
Nikko Exchange Traded Index (A)	8,410	944,042
Nippon Telegraph and Telephone Corporation (A)	120	537,409
Obayashi Corporation (A)	36,000	226,413
Secom Co., Ltd. (A)	10,000	399,163
Sega Sammy Holdings Inc. (A)*	10,000	548,119
Shimano Inc. (A)	25,000	711,921
Takeda Chemical Industries, Ltd. (A)	10,000	502,361
Tokyo Gas Co., Ltd. (A)	150,000	613,348
		9,383,401

Netherlands - 6.89%
Royal Boskalis Westminster nv, Certicaaten Van Aandelen (A)	8,800	296,579
Royal DSM Heerlen (A)	10,000	644,536
Royal Dutch Petroleum Company (A)	15,000	859,811
Unilever N.V., Certicaaten Van Aandelen (A)	7,000	467,377
Wolters Kluwer nv, Certicaaten Van Aandelen (A)	30,000	599,736
		2,868,039

South Korea - 3.16%
Kyeryong Construction Industrial Co. Ltd (A)	40,000	618,238
Samsung Electronics Co., Ltd. (A)	1,600	696,291
		1,314,529

Spain - 7.51%
Altadis, S.A. (A)	10,000	456,130
Enagas, S.A. (A)	70,000	1,155,889
Fadesa Inmobiliaria, S.A. (A)*	30,000	578,621
Fadesa Inmobiliaria, S.A. (A)(B)*	15,000	289,311
Repsol YPF, S.A. (A)	25,000	648,326
		3,128,277

Switzerland - 5.90%
Chocoladefabriken Lindt & Sprüngli AG Reg'd (A)	30	437,620
Clariant Ltd., Registered Shares (A)	15,500	249,190
Credit Suisse Group, Registered Shares (A)*	11,950	500,447
Holcim Ltd, Registered Shares (A)	10,085	605,241
Zurich Financial Services (A)*	4,000	664,447
		2,456,945

United Kingdom - 11.11%
BAA plc (A)	40,000	447,554
British Sky Broadcasting Group plc (A)	33,461	360,287
Compass Group PLC (A)	87,370	412,203
GlaxoSmithKline plc (A)	30,000	702,369
Imperial Chemical Industries PLC (A)	102,000	470,966
Lloyds TSB Group plc (A)	100,000	906,221
Vedanta Resources plc (A)(B)	25,200	190,588
Vodafone Group Plc (A)	420,000	1,136,608
		4,626,796

United States - 3.84%
iShares MSCI EAFE Index Fund	10,000	1,600,500

TOTAL COMMON STOCKS - 98.15%		$40,881,096

(Cost: $33,129,442)

TOTAL SHORT-TERM SECURITY - 1.85%		$770,905

(Cost: $770,905)

TOTAL INVESTMENT SECURITIES - 100.00%		$41,652,001

(Cost: $33,900,347)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $1,318,141 or 3.16% of total investments.

THE INVESTMENTS OF IVY MORTGAGE SECURITIES FUND
December 31, 2004

CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Finance Companies - 35.47%
277 Park Avenue Finance Corporation,
7.58%, 5-12-12 (A)	$183	$197,615
Asset Securitization Corporation, Interest Only:
1.82711%, 10-13-26 (A)	9,900	459,682
2.09813%, 8-13-29	10,439	757,078
Associates Manufactured Housing,
7.9%, 3-15-27	1,800	1,899,338
Banc Of America Alternative Loan Trust 2004-11,
6.0%, 12-25-34	2,003	2,029,657
Banc of America Funding Corporation,
5.03763%, 9-20-34	1,843	1,836,213
Banc of America Structured Securities
Trust 2002-X1 F,
6.274%, 10-11-33 (A)	1,750	1,871,328
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	23	1,164
2.57%, 3-25-11 (A)	10	500
7.54%, 5-31-17 (A)	207	20,666
Bank of America Mortgage Securities, Inc.,
5.75%, 8-25-34	1,931	1,948,043
BankAmerica Manufactured Housing Contract Trust:
7.8%, 10-10-26	2,000	2,144,495
7.015%, 1-10-28	1,448	1,521,462
Bear Stearns Commercial Mortgage Securities Inc.,
5.064%, 5-14-16 (A)	1,350	1,378,091
BlackRock Capital Finance,
7.75%, 9-25-26 (A)	1,036	1,074,336
CHL Mortgage Pass-Through Trust 2003-28,
4.15%, 8-25-33	1,500	1,416,794
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	2,866	2,826,790
Citicorp Mortgage Securities, Inc.,
6.34%, 9-25-14	437	441,470
Collateralized Mortgage Obligation Trust,
5.0%, 7-1-18	59	58,973
Conseco Finance Securitizations Corp.,
6.981%, 8-15-33	1,200	1,252,270
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	1,129	1,166,893
FFCA Secured Lending Corporation:
7.8%, 6-1-20 (A)	408	420,433
3.51%, 2-18-22 (A)	1,500	1,386,118
3.76%, 2-18-22 (A)	1,000	915,474
Franchise Finance Corporation of America,
8.91%, 6-25-14	1,250	1,237,262
GMAC Commercial Mortgage Securities, Inc.,
7.222%, 7-15-29	1,000	1,117,875
GMAC Commerical Mortgage Securities,
5.94%, 7-1-13 (A)	361	361,694
GMACM Mortgage Loan Trust 2004-AR2,
4.51813%, 8-19-34	1,951	1,937,271
GRMT Fairbanks Trust,
4.51%, 6-20-32 (A)	917	921,132
GSR Mortgage Loan Trust 2004-9,
3.93133%, 8-25-34	1,500	1,430,234
Global Mortgage Securitization Ltd. and Global
Mortgage Securitization, LLC:
5.25%, 11-25-32 (A)	597	592,034
5.25%, 11-25-32 (A)	1,282	1,263,105
Green Tree Financial Corporation:
8.3%, 11-15-19	352	375,496
9.1%, 4-15-25	1,075	1,250,553
Hilton Hotel Pool Trust,
2.9%, 10-3-15 (A)	500	504,850
Hilton Hotel Pool Trust 2000-HLTA C,
7.458%, 10-3-15 (A)	500	562,892
JP Morgan Mortgage Trust 2004-A3,
4.33474%, 7-25-34	1,973	1,917,096
Lehman ABS Manufactured Housing Contract,
5.873%, 5-15-22	1,105	1,144,626
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	1,943	1,960,610
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	790	797,820
Metropolitan Asset Funding, Inc.,
6.98%, 5-20-12 (A)	170	169,957
Mid-State Capital Corporation 2004-1 Trust,
6.005%, 8-15-37	512	521,981
Mid-State Trust:
8.33%, 4-1-30	823	881,379
7.34%, 7-1-35	1,938	2,101,180
7.4%, 7-1-35	1,829	1,977,070
7.79%, 7-1-35	779	841,343
Mortgage Capital Funding, Inc.,
7.14635%, 6-18-30	1,600	1,806,393
Oakwood Mortgage Investors, Inc.:
8.1%, 10-15-21 (A)	859	899,837
7.375%, 8-15-27	770	809,976
Origen Manufactured Housing Contract Trust 2004-A:
2.02%, 10-15-13	135	133,827
5.7%, 1-15-35	543	546,170
5.91%, 1-15-35	1,000	978,242
Origen Manufactured Housing Contract Trust 2004-B,
4.75%, 8-15-21	400	397,062
Paine Webber Mortgage Acceptance Corporation,
7.655%, 1-2-12 (A)	2,450	2,605,188
Prudential Home Mortgage Securities:
6.83119%, 9-28-08 (A)	48	47,862
6.73%, 4-28-24 (A)	8	8,279
7.96521%, 9-28-24 (A)	55	54,743
Prudential Securities Secured Financing Corporation,
7.5357%, 6-16-31	1,500	1,663,715
RAMP Series 2003-RS11 Trust,
6.092%, 12-25-33	2,000	2,056,534
Sequoia Mortgage Funding Company,
6.38%, 8-28-31 (A)	94	93,934
Structured Asset Mortgage Investments, Inc.:
6.75%, 4-30-30	62	61,737
6.75%, 4-30-30	28	28,121
Structured Asset Securities Corporation:
5.63%, 5-25-34	1,100	1,103,507
6.0%, 6-25-34	2,750	2,797,888
Vanderbilt Mortgage and Finance, Inc.:
7.525%, 7-7-14	215	218,070
7.07%, 12-7-14	573	584,705
7.955%, 12-7-24	1,000	1,092,245
7.525%, 11-7-26	915	965,961
Wells Fargo Mortgage Backed Securities 2004-Q Trust,
4.9502%, 9-25-34	1,897	1,879,160
Whole Auto Loan Trust,
6.0%, 4-15-09 (A)	222	221,772
		71,947,271

Real Estate Investment Trust - 0.38%
Covenant Retirement Communities, Inc.,
7.0%, 6-1-06	750	760,724

Security and Commodity Brokers - 0.39%
Bear Stearns Commercial Mortgage Securities Inc.,
8.0%, 11-25-29	787	785,284

TOTAL CORPORATE DEBT SECURITIES - 36.24%		$73,493,279

(Cost: $114,276,365)

MUNICIPAL OBLIGATION - 0.34%

California
City of Pleasant Hill, Taxable Multifamily Housing Revenue Refunding Bonds, Series 1995A (GNMA Collateralized - Chateau Project),
7.95%, 9-20-15	667	$691,332
(Cost: $674,207)

UNITED STATES GOVERNMENT SECURITIES

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation, Fixed Rate Participation Certificates:
5.5%, 12-1-17	1,223	1,267,913
5.5%, 9-1-19	2,448	2,529,702
3.5%, 2-15-30	2,000	1,905,605
6.5%, 9-1-32	1,861	1,964,394
5.5%, 5-1-34	1,351	1,378,194
5.5%, 5-1-34	1,876	1,914,893
6.5%, 5-1-34	1,885	1,977,920
6.0%, 7-1-34	3,840	3,968,636
5.5%, 1-1-35	850	863,281
Federal National Mortgage Association, Fixed Rate Pass-Through Certificates:
6.0%, 1-1-18	847	888,359
5.5%, 2-1-18	757	786,288
5.0%, 5-1-18	2,212	2,252,751
4.5%, 5-1-19	242	241,815
4.5%, 7-1-19	486	485,095
5.5%, 1-1-24	876	895,672
6.0%, 8-1-29	712	737,909
7.0%, 11-1-31	407	431,200
6.5%, 2-1-32	267	281,043
6.5%, 2-1-32	233	245,273
6.5%, 2-1-32	306	322,153
7.0%, 2-1-32	471	501,951
7.0%, 3-1-32	681	725,070
6.5%, 4-1-32	138	145,604
6.5%, 5-1-32	252	265,884
6.5%, 7-1-32	1,196	1,264,112
6.0%, 9-1-32	256	266,833
6.0%, 10-1-32	1,696	1,762,747
6.0%, 10-1-32	1,520	1,582,264
6.5%, 10-1-32	121	127,743
6.0%, 11-1-32	1,286	1,336,825
6.0%, 11-1-32	807	840,340
6.0%, 3-1-33	2,001	2,081,445
6.0%, 3-1-33	1,874	1,945,929
6.0%, 3-1-33	1,314	1,366,757
6.0%, 3-1-33	376	391,115
5.5%, 4-1-33	2,570	2,613,509
5.5%, 5-1-33	1,009	1,024,962
5.5%, 5-1-33	443	450,186
5.0%, 8-1-33	935	929,353
5.0%, 11-1-33	4,522	4,495,357
5.0%, 1-1-34	4,520	4,493,043
6.0%, 1-1-34	2,350	2,429,312
5.0%, 3-1-34	6,587	6,545,599
5.5%, 3-1-34	3,711	3,784,695
5.5%, 4-1-34	3,753	3,812,858
5.5%, 4-1-34	2,844	2,900,733
5.0%, 5-1-34	948	941,232
5.0%, 5-1-34	257	254,844
5.5%, 6-1-34	1,221	1,240,081
5.5%, 7-1-34	2,446	2,493,505
6.0%, 8-1-34	4,393	4,544,708
5.5%, 9-1-34	1,895	1,927,121
6.0%, 9-1-34	1,929	1,995,289
6.5%, 9-1-34	4,053	4,251,854
5.5%, 10-1-34	2,883	2,928,863
5.5%, 11-1-34	1,093	1,110,337
6.5%, 11-1-34	514	539,045
6.5%, 11-1-34	207	216,812
4.5%, 1-1-35	650	628,062
5.5%, 1-1-35	1,500	1,549,687
5.5%, 1-1-35	2,165	2,197,475
6.5%, 8-25- 44	2,500	2,620,702
Government National Mortgage Association, Fixed Rate Pass-Through Certificates:
7.875%, 5-15-17	725	782,268
6.25%, 7-15-24	362	383,498
5.0%, 10-15-33	956	956,783
5.0%, 11-15-33	976	978,511
5.0%, 3-15-34	1,960	1,962,392
5.0%, 1-1-35	1,500	1,499,532
5.5%, 1-1-35	3,000	3,060,936
Government National Mortgage Association, Agency REMIC/CMO, Interest Only:
1.3365%, 3-16-34	9,045	549,951
1.20524%, 7-16- 40	8,825	489,500
0.39106%, 3-16- 42	21,723	411,373
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
1995-1 Class 1,
7.21864%, 2-15-25	385	413,917
1995-1 Class 2,
7.7925%, 2-15-25	130	138,891

TOTAL UNITED STATES GOVERNMENT SECURITIES - 56.45%		$114,489,491

(Cost: $73,389,973)

TOTAL SHORT-TERM SECURITIES - 6.97%		$14,139,198

(Cost: $14,139,198)

TOTAL INVESTMENT SECURITIES - 100.00%		$202,813,300

(Cost: $202,479,743)

Notes to Schedule of Investments
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $16,032,686 or 7.91% of total investments.

THE INVESTMENTS OF IVY PACIFIC OPPORTUNITIES FUND
December 31, 2004

COMMON STOCKS	Shares	Value

Australia - 8.79%
Australia and New Zealand Banking Group Limited (A)	76,800	$1,233,582
Foster's Group Limited (A)	112,840	509,673
National Australia Bank Limited (A)	40,000	899,299
News Corporation Limited (The), CDI (A)	41,029	784,475
Novogen LTD (A)*	260,510	1,170,569
Westpac Banking Corporation (A)	83,270	1,266,050
		5,863,648

Bermuda - 2.02%
Pacific Basin Shipping Limited (A)(B)*	1,700,000	732,693
Sinolink Worldwide Holdings Limited (A)	4,164,000	610,722
		1,343,415

Canada - 1.82%
Sino-Forest Corporation, Class A (A)*	208,360	594,176
Sino-Forest Corporation, Class A (A)(B)*	217,000	618,814
		1,212,990

Cayman Islands - 2.47%
Ninetowns Digital World Trade Holdings Limited, ADR*	63,000	674,415
Tencent Holding Limited (A)(B)*	1,050,000	628,160
The9 Limited, ADR*	14,520	343,906
		1,646,481

China - 8.92%
Aluminum Corporation of China Limited, H Shares (A)	922,000	545,653
Beijing Media Corporation Limited (A)(B)*	20,500	58,683
Chaoda Modern Agriculture (Holdings) Limited (A)	1,000,000	369,884
China Pet & Chem Sinopec (A)	2,500,000	1,029,243
China Resources Power Holdings Company Limited (A)(B)	1,000,000	543,569
China Resources Power Holdings Company Limited (A)	500,000	271,785
eLong, Inc., ADR*	39,950	746,466
Ping An Insurance (Group) Company of China, Ltd. (A)(B)*	152,500	258,983
PORTS DESIGN LIMITED (A)(B)	800,000	429,709
PORTS DESIGN LIMITED (A)	150,000	80,571
Seec Media Group Limited (A)*	700,000	34,673
Shanghai Forte Land Co., Ltd., H Shares (A)	1,372,000	481,004
Wah Sang Gas Holdings Limited (A)(C)*	736,000	15,150
Xinao Gas Holdings Limited (A)(B)*	900,000	515,265
ZTE Corporation (A)(B)*	176,000	569,480
		5,950,118

Hong Kong - 12.08%
ASM Pacific Technology Limited (A)	90,000	324,212
Cheung Kong (Holdings) Limited (A)	80,000	797,664
China Netcom Group Corporation (Hong Kong) Limited (A)*	916,500	1,243,979
Chitaly Holdings Limited (A)	850,000	694,418
CITIC Pacific Limited (A)	100,000	284,328
Dah Sing Financial Holdings Limited (A)	70,000	542,604
Hutchison Whampoa Limited, Ordinary Shares (A)	102,000	954,688
iShares MSCI Hong Kong Index Fund	45,000	544,050
Johnson Electric Holdings Limited (A)	600,000	582,809
Lee & Man Paper Manufacturing Limited (A)(B)	400,000	326,785
Lee & Man Paper Manufacturing Limited (A)	382,000	312,079
Oriental Press Group Limited (A)	2,254,000	782,971
Oriental Press Group Limited (A)(B)	350,000	121,579
Panva Gas Holdings Limited (A)*	1,223,000	546,776
		8,058,942

India - 6.25%
Housing Development Finance Corporation Limited (A)	61,240	731,118
ITC Limited (A)	34,000	1,024,694
Infosys Technologies Limited (A)	17,200	826,756
Reliance Industries Limited (A)	75,000	921,192
Tata Consultancy Services Limited (A)(B)	21,699	666,797
		4,170,557

Indonesia - 3.39%
PT Astra International Tbk (A)	667,000	689,814
PT Bank Niaga Tbk (A)	6,422,000	318,246
PT Bank Rakyat Indonesia (A)	2,122,500	657,386
PT Gudang Garam Tbk (A)	406,000	592,653
		2,258,099

Malaysia - 4.26%
AMMB Holdings Berhad (A)	444,100	380,991
Arab-Malaysian Corporation Berhad (A)*	1,580,000	573,790
Genting Berhad (A)	100,000	500,000
Malayan Banking Berhad (A)	151,400	470,137
Malaysia International Shipping Corporation Berhad (A)	130,300	524,629
Maxis Communications Berhad (A)	160,000	393,684
		2,843,231

Singapore - 7.42%
DBS Group Holdings Ltd (A)	123,000	1,213,047
Keppel Corporation Limited (A)	300,000	1,580,398
Keppel Land Limited (A)	750,000	1,033,691
SembCorp Industries Ltd (A)	650,000	645,023
Venture Corporation Limited (A)	49,000	477,244
		4,949,403

South Korea - 14.05
Daelim Industrial Co., Ltd. (A)	10,910	567,000
Hana Bank (A)	47,040	1,172,365
iShares MSCI South Korea Index Fund	40,000	1,170,000
Kookmin Bank (A)*	16,300	637,703
Korea Tobacco & Ginseng Corporation (A)	33,690	1,007,250
Korean Air Lines Co., Ltd. (A)*	38,650	703,779
Kyeryong Construction Industrial Co. Ltd (A)	46,000	710,974
LG Chem, Ltd. (A)	24,150	962,314
Samsung Electronics Co., Ltd. (A)	5,600	2,437,017
		9,368,402

Taiwan - 8.86%
AU Optronics Corp., ADR	47,002	673,072
Formosa Plastics Corporation (A)	309,753	531,091
iShares MSCI Taiwan Index Fund	211,840	2,554,790
Quanta Computer Inc. (A)	158,577	284,363
Sampo Corporation (A)	972,300	220,237
Taiwan Semiconductor Manufacturing Company Ltd. (A)	756,981	1,202,634
United Microelectronics Corporation (A)*	691,222	445,788
		5,911,975

Thailand - 6.36%
Bangkok Bank Public Company Limited (A)	309,600	908,479
C.P. Seven Eleven Public Company Limited (A)	420,500	616,950
KASIKORNBANK PUBLIC COMPANY LIMITED (A)*	415,200	598,487
LAND AND HOUSES PUBLIC COMPANY LIMITED (A)	2,110,000	613,719
PTT Public Company Limited (A)	160,500	714,710
Thai Oil Public Company Limited (A)(B)*	600,000	787,645
		4,239,990

United Kingdom - 1.39%
Standard Chartered PLC (A)	50,000	926,319

United States - 4.60%
iShares MSCI Pacific ex-Japan Index Fund	11,900	1,073,023
UTStarcom, Inc.*	90,000	1,995,750
		3,068,773

TOTAL COMMON STOCKS - 92.68%		$61,812,343

(Cost: $53,215,273)

TOTAL SHORT-TERM SECURITIES - 7.32%		$4,882,818

(Cost: $4,882,818)

TOTAL INVESTMENT SECURITIES - 100.00%		$66,695,161

(Cost: $58,098,091)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $6,258,162 or 9.38% of total investments.

(C)Security valued in good faith by the Valuation Committee of the Board of Directors.

THE INVESTMENTS OF IVY REAL ESTATE SECURITIES FUND
December 31, 2004

COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.25%
Brookfield Properties Corporation	255,300	$9,548,220
Global Signal Inc.	7,100	195,534
		9,743,754

Homebuilders, Mobile Homes - 0.51%
WCI Communities, Inc.*	52,200	1,534,680

Hotels and Gaming - 8.19%
Hilton Hotels Corporation	498,700	11,340,438
Starwood Hotels & Resorts Worldwide, Inc.	225,900	13,192,560
		24,532,998

Multiple Industry - 8.18%
Boardwalk Real Estate Investment Trust (A)	230,040	3,528,632
Great Wolf Resorts, Inc.*	64,300	1,435,819
NorthStar Realty Finance Corp.*	386,100	4,420,845
Spirit Finance Corporation*	311,700	3,943,005
Sunstone Hotel Investors, Inc.*	310,100	6,443,878
Thomas Properties Group, Inc.*	182,400	2,348,400
U-Store-It Trust*	137,100	2,378,685
		24,499,264

Non-Residential Construction - 0.41%
Catellus Development Corporation	40,700	1,245,420

Real Estate Investment Trust - 75.40%
Alexandria Real Estate Equities, Inc.	69,700	5,187,074
American Campus Communities, Inc.	247,800	5,573,022
Archstone-Smith Trust	103,900	3,979,370
Arden Realty, Inc.	62,500	2,357,500
AvalonBay Communities, Inc.	34,900	2,627,970
Biomed Realty Trust, Inc.	315,700	7,011,697
Boston Properties, Inc.	147,900	9,564,693
Brandywine Realty Trust	246,500	7,244,635
CBL & Associates Properties, Inc.	18,500	1,412,475
Camden Property Trust	157,900	8,052,900
Capital Automotive REIT	57,300	2,035,583
Colonial Properties Trust	46,400	1,822,128
Cousins Properties Incorporated	122,900	3,720,183
Developers Diversified Realty Corporation	254,400	11,287,728
Equity One, Inc.	219,900	5,218,227
Equity Residential	236,600	8,560,188
Extra Space Storage Inc.	258,634	3,447,591
First Potomac Realty Trust	174,200	3,971,760
General Growth Properties, Inc.	328,240	11,869,158
Gramercy Capital Corp.*	183,900	3,788,340
Hersha Hospitality Trust	330,500	3,784,225
Home Properties, Inc.	65,100	2,799,300
Host Marriott Corporation	232,200	4,017,060
Kimco Realty Corporation	136,650	7,924,334
Kite Realty Group Trust	343,300	5,245,624
LTC Properties, Inc.	117,100	2,331,461
Liberty Property Trust	81,800	3,533,760
Mack-Cali Realty Corporation	49,800	2,292,294
Maguire Properties, Inc.	90,000	2,471,400
Mills Corporation (The)	216,400	13,797,664
Newcastle Investment Corp.	81,300	2,583,714
PS Business Parks, Inc.	108,200	4,879,820
Prentiss Properties Trust	151,900	5,802,580
ProLogis	381,762	16,541,747
Regency Centers Corporation	33,900	1,878,060
Simon Property Group, Inc.	213,500	13,807,045
Spirit Finance Corporation (B)*	70,700	894,355
Strategic Hotel Capital, L.L.C.	241,500	3,984,750
Tanger Factory Outlet Centers, Inc.	86,700	2,294,082
United Dominion Realty Trust, Inc.	380,700	9,441,360
Ventas, Inc.	179,100	4,909,131
Winston Hotels, Inc.	166,100	1,961,641
		225,907,629

Retail - Specialty Stores - 1.28%
Forest City Enterprises, Inc., Class A	66,489	3,826,442

TOTAL COMMON STOCKS - 97.22%		$291,290,187

(Cost: $230,016,205)

TOTAL SHORT-TERM SECURITIES - 2.78%		$8,326,970

(Cost: $8,326,970)

TOTAL INVESTMENT SECURITIES - 100.00%		$299,617,157

(Cost: $238,343,175)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of this security amounted to 0.30% of total investments.

THE INVESTMENTS OF IVY SMALL CAP VALUE FUND

December 31, 2004

COMMON STOCKS	Shares	Value

Air Transportation - 1.41%
EGL, Inc.*	24,600	$735,540
Mesa Air Group, Inc.*	47,400	375,171
SkyWest, Inc.	17,600	352,704
		1,463,415

Aircraft - 1.64%
AAR CORP.*	37,300	508,026
HEICO Corporation	18,000	406,620
HEICO Corporation, Class A	1,110	19,192
Herley Industries, Inc.*	12,400	252,526
Triumph Group, Inc.*	13,000	513,500
		1,699,864

Apparel - 1.35%
OshKosh B'Gosh, Inc., Class A	14,745	318,197
Payless ShoeSource, Inc.*	56,600	696,180
Russell Corporation	20,000	389,600
		1,403,977

Banks - 0.78%
First Niagara Financial Group, Inc.	23,300	325,152
Sterling Bancshares, Inc.	33,600	478,968
		804,120

Broadcasting - 0.96%
Entercom Communications Corp.*	9,100	326,599
Gray Television, Inc.	19,200	297,600
LIN TV Corp., Class A*	19,500	372,450
		996,649

Business Equipment and Services - 5.82%
Carreker Corporation*	31,800	273,003
Corinthian Colleges, Inc.	23,500	442,858
Excel Technology, Inc.*	10,300	268,367
Heidrick & Struggles International, Inc.*	25,400	869,569
John H. Harland Company	12,100	436,810
Learning Tree International, Inc.*	21,200	285,140
NCO Group, Inc.*	17,600	454,432
PTEK Holdings, Inc.*	67,200	718,704
Perot Systems Corporation, Class A*	32,000	512,960
ProQuest Company*	11,300	335,610
StarTek, Inc.	10,300	293,035
Stewart Enterprises, Inc., Class A*	100,300	701,599
Tetra Tech, Inc.*	20,300	339,213
Viad Corp	3,625	103,276
		6,034,576

Capital Equipment - 6.88%
Esterline Technologies Corporation*	14,800	483,220
Flowserve Corporation*	17,800	490,212
GrafTech International Ltd.*	51,700	489,082
Helix Technology Corporation	18,500	322,363
JLG Industries, Inc.	41,900	822,497
Joy Global Inc.	16,500	716,513
Kadant Inc.*	17,800	364,900
Manitowoc Company, Inc. (The)	17,500	658,875
Maverick Tube Corporation*	22,900	693,870
Regal-Beloit Corporation	14,200	406,120
Stewart & Stevenson Services, Inc.	12,600	254,898
Terex Corporation*	9,000	428,850
Valmont Industries, Inc.	18,700	469,557
Watts Water Technologies, Inc., Class A	16,800	541,632
		7,142,589

Chemicals - Petroleum and Inorganic - 1.94%
Agrium Inc.	60,100	1,012,685
Lyondell Chemical Company	24,610	711,721
Tredegar Corporation	14,500	293,045
		2,017,451

Chemicals - Specialty - 2.25%
Cambrex Corporation	19,400	525,740
Ferro Corporation	18,800	435,972
Minerals Technologies Inc.	4,000	266,800
OM Group, Inc.*	12,700	411,734
OMNOVA Solutions Inc.*	73,800	414,756
SPARTECH Corporation	10,500	284,445
		2,339,447

Coal - 1.33%
Massey Energy Company	14,500	506,775
Peabody Energy Corporation	10,800	873,828
		1,380,603

Communications Equipment - 2.39%
Anaren, Inc.*	18,000	234,180
Andrew Corporation*	44,300	604,031
Anixter International Inc.*	7,800	280,722
Belden CDT Inc.	19,400	450,080
CommScope, Inc.*	24,600	464,940
Dycom Industries, Inc.*	13,600	415,072
Tellabs, Inc.*	3,576	30,736
		2,479,761

Computers - Main and Mini - 0.22%
Silicon Graphics, Inc.*	129,500	224,035

Computers - Peripherals - 3.12%
Actel Corporation*	16,800	293,664
Ascential Software Corporation*	25,600	416,896
Aspen Technology, Inc.*	68,500	425,043
Electronics for Imaging, Inc.*	23,200	403,796
Gerber Scientific, Inc.*	300	2,283
Keane, Inc.*	16,200	238,140
MRO Software, Inc.*	23,300	302,551
Mentor Graphics Corporation*	43,800	669,045
NMS Communications Corporation*	43,300	273,007
SimpleTech, Inc.*	46,900	217,147
		3,241,572

Construction Materials - 2.54%
Insituform Technologies, Inc., Class A*	17,000	385,645
Jacuzzi Brands, Inc.*	34,400	299,280
Martin Marietta Materials, Inc.	19,600	1,051,736
Walter Industries, Inc.	26,700	900,591
		2,637,252

Containers - 0.81%
Anchor Glass Container Corporation	43,100	287,693
Packaging Corporation of America	23,500	553,425
		841,118

Cosmetics and Toiletries - 0.47%
Playtex Products, Inc.*	60,900	486,591

Defense - 1.08%
Alliant Techsystems Inc.*	7,500	490,350
Teledyne Technologies Incorporated*	21,400	629,802
		1,120,152

Electrical Equipment - 0.91%
Acuity Brands, Inc.	12,200	387,960
C&D Technologies, Inc.	2,700	46,008
Federal Signal Corporation	14,000	247,240
Integrated Electrical Services, Inc.*	53,900	260,876
		942,084

Electronic Components - 5.33%
ATMI, Inc.*	19,700	442,856
AVX Corporation	16,200	204,120
Avnet, Inc.*	14,500	264,480
Brooks Automation, Inc.*	32,100	552,923
Cypress Semiconductor Corporation*	54,400	638,112
Hutchinson Technology Incorporated*	11,300	390,585
IXYS Corporation*	49,100	507,939
KEMET Corporation*	79,300	709,735
MKS Instruments, Inc.*	26,800	497,542
STATS ChipPAC Ltd., ADR*	14,282	87,406
Thomas & Betts Corporation*	11,600	356,700
TriQuint Semiconductor, Inc.*	43,700	194,683
Varian Semiconductor Equipment Associates, Inc.*	18,700	687,880
		5,534,961

Electronic Instruments - 4.06%
BEI Technologies, Inc.	4,800	148,344
Benchmark Electronics, Inc.*	6,500	221,650
LeCroy Corporation*	17,000	395,675
Roper Industries, Inc.	12,100	735,317
Technitrol, Inc.*	70,200	1,277,640
Tektronix, Inc.	7,363	222,442
Veeco Instruments Inc.*	57,700	1,213,142
		4,214,210

Farm Machinery - 1.45%
AGCO Corporation*	28,900	632,621
Navistar International Corporation*	19,700	866,406
		1,499,027

Finance Companies - 1.35%
American Capital Strategies, Ltd.	20,900	697,642
MCG Capital Corporation	27,600	472,512
Medallion Financial Corp.	24,000	232,920
		1,403,074

Food and Related - 0.77%
American Italian Pasta Company, Class A	10,800	251,100
Sensient Technologies Corporation	22,700	544,573
		795,673

Forest and Paper Products - 0.50%
Caraustar Industries, Inc.*	31,200	522,600

Furniture and Furnishings - 0.80%
La-Z-Boy Incorporated	33,300	511,821
Steelcase Inc.	23,000	318,320
		830,141

Health Care - Drugs - 2.07%
Albany Molecular Research, Inc.*	48,890	543,168
InterMune, Inc.*	25,900	343,304
Priority Healthcare Corporation, Class B*	21,700	472,300
Valeant Pharmaceuticals International	30,000	790,500
		2,149,272

Health Care - General - 2.90%
Hanger Orthopedic Group, Inc.*	43,300	350,730
Hooper Holmes, Inc.	104,100	616,272
ICU Medical, Inc.*	9,800	265,727
Merit Medical Systems, Inc.*	12,500	190,062
STERIS Corporation*	23,100	547,932
SurModics, Inc.*	12,600	409,311
VIASYS Healthcare Inc.*	18,800	357,200
ZOLL Medical Corporation*	7,900	272,234
		3,009,468

Homebuilders, Mobile Homes - 0.46%
Champion Enterprises, Inc.*	40,000	472,800

Hospital Supply and Management - 2.05%
Cytyc Corporation*	9,900	272,695
LifePoint Hospitals, Inc.*	15,800	550,235
Province Healthcare Company*	33,300	744,255
RehabCare Group, Inc.*	20,000	559,800
		2,126,985

Hotels and Gaming - 1.17%
Boyd Gaming Corporation	17,800	741,370
Penn National Gaming, Inc.*	7,800	471,081
		1,212,451

Household - General Products - 0.38%
Tupperware Corporation	18,800	389,536

Insurance - Life - 0.42%
AmerUs Group Co.	9,500	430,350

Insurance - Property and Casualty - 2.37%
Harleysville Group Inc.	25,200	603,288
Hub International Limited	17,800	327,698
Odyssey Re Holdings Corp.*	19,400	489,074
Ohio Casualty Corporation*	25,700	597,396
United National Group, Ltd., Class A*	23,800	440,181
		2,457,637

Leisure Time Industry - 1.50%
Callaway Golf Company	25,800	348,300
LeapFrog Enterprises, Inc.*	13,800	187,680
Pinnacle Entertainment, Inc.*	26,600	526,148
Steiner Leisure Limited*	16,500	493,680
		1,555,808

Metal Fabrication - 1.86%
Ladish Co., Inc.*	31,801	368,733
RTI International Metals, Inc.*	18,600	382,044
Titanium Metals Corporation*	6,450	155,703
Trinity Industries, Inc.	30,000	1,022,400
		1,928,880

Mining - 1.00%
Compass Minerals International, Inc.	19,300	467,639
Phelps Dodge Corporation	5,800	573,736
		1,041,375

Motor Vehicle Parts - 0.89%
Apogee Enterprises, Inc.	25,800	345,204
BorgWarner Inc.	10,600	574,202
		919,406

Multiple Industry - 1.11%
Assured Guaranty Ltd.	18,900	371,763
KMG America Corporation*	5,200	57,200
MoneyGram International, Inc.	14,600	308,644
Platinum Underwriters Holdings, Ltd.	13,400	416,740
		1,154,347

Non-Residential Construction - 0.68%
Comfort Systems USA, Inc.*	32,700	251,136
ElkCorp	13,400	458,548
		709,684

Petroleum - Domestic - 1.09%
Cabot Oil & Gas Corporation	13,100	579,675
Spinnaker Exploration Company*	6,500	227,955
Stone Energy Corporation*	7,200	324,648
		1,132,278

Petroleum - International - 0.58%
Vintage Petroleum, Inc.	26,700	605,823

Petroleum - Services - 4.10%
Atwood Oceanics, Inc.*	10,500	547,050
Core Laboratories N.V.*	17,800	415,630
Global Industries, Ltd.*	74,700	621,130
Grey Wolf, Inc.*	93,800	494,326
Hanover Compressor Company*	58,500	826,605
Newpark Resources, Inc.*	57,500	296,125
Veritas DGC Inc.*	21,200	475,092
W-H Energy Services, Inc.*	25,700	574,652
		4,250,610

Publishing - 1.29%
Hollinger International Inc.	7,200	112,896
Journal Register Company*	25,500	492,915
Reader's Digest Association Inc. (The), Class A	52,900	735,839
		1,341,650

Railroad - 1.64%
RailAmerica, Inc.*	24,600	321,030
Westinghouse Air Brake Technologies Corporation	64,900	1,383,668
		1,704,698

Real Estate Investment Trust - 1.21%
Heritage Property Investment Trust, Inc.	12,100	388,289
Highland Hospitality Corporation	15,800	177,592
Lexington Corporation Properties Trust	7,800	176,124
Rayonier Inc.	7,038	344,229
Reckson Associates Realty Corp.	5,300	173,893
		1,260,127

Restaurants - 1.72%
CKE Restaurants, Inc.*	32,500	471,575
California Pizza Kitchen, Inc.*	18,800	432,870
O'Charley's Inc.*	21,700	423,692
Papa John's International, Inc.*	10,100	348,399
Ryans Restaurant Group, Inc.*	7,200	110,844
		1,787,380

Retail - Food Stores - 0.70%
Longs Drug Stores Corporation*	26,200	722,334

Retail - General Merchandise - 0.90%
BJ's Wholesale Club, Inc.*	18,900	550,557
Wild Oats Markets, Inc.*	43,500	384,757
		935,314

Retail - Specialty Stores - 2.94%
CSK Auto Corporation*	16,000	267,840
Charming Shoppes, Inc.*	61,200	573,138
Christopher & Banks Corporation	30,400	560,880
Furniture Brands International, Inc.	11,900	298,095
GameStop Corp., Class B*	1,062	23,799
Genesco Inc.*	3,700	115,218
Hancock Fabrics, Inc.	24,200	250,954
Too, Inc.*	27,400	670,204
Tweeter Home Entertainment Group, Inc.*	42,000	288,540
		3,048,668

Security and Commodity Brokers - 3.10%
A.G. Edwards, Inc.	9,800	423,458
Affiliated Managers Group, Inc.*	4,500	304,830
Fidelity National Financial, Inc.	8,838	403,631
iShares Russell 2000 Index Fund	14,933	1,933,823
SWS Group, Inc.	7,100	155,632
		3,221,374

Steel - 2.26%
Allegheny Technologies Incorporated	45,400	983,818
NS Group, Inc.*	18,300	508,740
United States Steel Corporation	16,600	850,750
		2,343,308

Timesharing and Software - 0.94%
CIBER, Inc.*	57,100	550,444
EarthLink, Inc.*	30,500	350,292
Pegasystems Inc.*	8,200	69,495
		970,231

Tires and Rubber Products - 0.66%
Cooper Tire & Rubber Company	32,000	689,600

Trucking and Shipping - 0.41%
Kirby Corporation*	9,600	426,048

Utilities - Electric - 0.53%
Hawaiian Electric Industries, Inc.	4,900	142,835
Westar Energy, Inc.	17,600	402,512
		545,347

Utilities - Gas and Pipeline - 0.32%
UGI Corporation	8,000	327,280

Utilities - Telephone - 0.37%
American Tower Corporation, Class A*	20,800	382,720

TOTAL COMMON STOCKS - 93.78%		$97,307,731

(Cost: $72,449,726)

TOTAL SHORT-TERM SECURITIES - 6.22%		$6,459,177

(Cost: $6,459,177)

TOTAL INVESTMENT SECURITIES - 100.00%		$103,766,908

(Cost: $78,908,903)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

THE INVESTMENTS OF IVY VALUE FUND

December 31, 2004

COMMON STOCKS	Shares	Value

Aircraft - 1.84%
Lockheed Martin Corporation	20,300	$1,127,665

Aluminum - 0.67%
Alcoa Incorporated	13,000	408,460

Banks - 10.88%
Bank of America Corporation	48,656	2,286,345
Citigroup Inc.	36,713	1,768,832
Mellon Financial Corporation	41,800	1,300,398
Wachovia Corporation	10,150	533,890
Wells Fargo & Company	12,600	783,090
		6,672,555

Beverages - 2.41%
Adolph Coors Company, Class B	3,900	295,113
Diageo plc, ADR	9,950	575,906
Molson Inc., Class A	20,600	607,656
		1,478,675

Broadcasting - 1.77%
Viacom Inc., Class B	29,900	1,088,061

Business Equipment and Services - 4.08%
ARAMARK Corporation, Class B	27,000	715,770
Office Depot, Inc.*	50,550	877,548
Waste Management, Inc.	30,300	907,182
		2,500,500

Capital Equipment - 1.38%
Illinois Tool Works Inc. (A)	9,140	847,095

Chemicals - Petroleum and Inorganic - 1.90%
Dow Chemical Company (The)	11,850	586,694
du Pont (E.I.) de Nemours and Company	11,850	581,243
		1,167,937

Chemicals - Specialty - 0.50%
Air Products and Chemicals, Inc.	5,300	307,241

Computers - Main and Mini - 1.45%
Hewlett-Packard Company	23,300	488,601
International Business Machines Corporation	4,050	399,249
		887,850

Computers - Peripherals - 3.69%
Amdocs Limited*	21,050	552,562
Microsoft Corporation	28,000	748,020
Oracle Corporation*	70,100	962,122
		2,262,704

Cosmetics and Toiletries - 0.88%
NBTY, Inc. (A)*	22,400	537,824

Electronic Components - 0.66%
Texas Instruments Incorporated	16,350	402,537

Finance Companies - 5.17%
Fannie Mae	16,900	1,203,449
Freddie Mac	26,700	1,967,790
		3,171,239

Food and Related - 0.90%
J.M. Smucker Company (The)	11,700	550,719

Forest and Paper Products - 0.57%
International Paper Company	8,300	348,600

Furniture and Furnishings - 1.65%
Masco Corporation	27,700	1,011,881

Health Care - Drugs - 1.09%
Shire Pharmaceuticals Group plc, ADR*	20,850	666,157

Health Care - General - 2.78%
Da Vita Inc.*	16,900	668,057
Renal Care Group, Inc.*	16,900	608,231
Wyeth	10,000	425,900
		1,702,188

Hospital Supply and Management - 2.43%
PacifiCare Health Systems, Inc. (A)*	26,400	1,492,128

Insurance - Property and Casualty - 6.17%
Allstate Corporation (The)	24,200	1,251,624
American International Group, Inc.	7,500	492,525
Assurant, Inc.	29,600	904,280
St. Paul Companies, Inc. (The)	30,552	1,132,563
		3,780,992

Leisure Time Industry - 2.19%
Brunswick Corporation	12,200	603,900
Cendant Corporation	31,500	736,470
		1,340,370

Motion Pictures - 2.20%
News Corporation Limited, Class A	48,700	908,742
Time Warner Inc.*	22,650	440,316
		1,349,058

Multiple Industry - 4.14%
General Electric Company	69,500	2,536,750

Petroleum - International - 10.34%
ChevronTexaco Corporation	31,800	1,669,818
ConocoPhillips	8,700	755,421
Devon Energy Corporation	24,000	934,080
Exxon Mobil Corporation	58,106	2,978,514
		6,337,833

Publishing - 0.57%
Gannett Co., Inc.	4,250	347,225

Railroad - 0.73%
Union Pacific Corporation	6,700	450,575

Retail - General Merchandise - 1.31%
Dollar General Corporation	26,650	553,521
Family Dollar Stores, Inc.	7,900	246,717
		800,238

Retail - Specialty Stores - 0.57%
Abercrombie & Fitch Co., Class A (A)	7,500	352,125

Security and Commodity Brokers - 7.45%
Merrill Lynch & Co., Inc.	5,000	298,850
Morgan (J.P.) Chase & Co.	50,802	1,981,786
Morgan Stanley	19,540	1,084,861
Prudential Financial, Inc.	21,850	1,200,876
		4,566,373

Tobacco - 2.25%
Altria Group, Inc. (A)	22,600	1,380,860

Utilities - Electric - 3.45%
Dominion Resources, Inc.	10,800	731,592
Entergy Corporation (A)	10,500	709,695
PPL Corporation	12,600	671,328
		2,112,615

Utilities - Gas and Pipeline - 1.93%
Enbridge Inc.	10,000	497,800
Kinder Morgan, Inc.	9,400	687,422
		1,185,222

Utilities - Telephone - 5.79%
Iowa Telecommunications Services, Inc.*	30,400	655,728
SBC Communications Inc.	23,600	608,172
Sprint Corporation	36,200	899,570
Verizon Communications Inc.	18,600	753,486
Vodafone Group Plc, ADR (A)	23,050	631,109
		3,548,065

TOTAL COMMON STOCKS - 95.79%		$58,720,317

(Cost: $48,737,693)

PREFERRED STOCK - 0.17%

Finance Companies
Federal National Mortgage Association, 5.375% Convertible*	1	$105,750
(Cost: $100,000)

TOTAL SHORT-TERM SECURITIES - 4.04%		$2,474,696

(Cost: $2,474,696)

TOTAL INVESTMENT SECURITIES - 100.00%		$61,300,763

(Cost: $51,312,389)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written call options outstanding at December 31, 2004.

Underlying Security	Contracts Subject to Call	Expiration Month/Exercise Price	Premium Received	Market Value

Abercrombie & Fitch Co., Class A	15	January/50	$1,067	$675
Altria Group, Inc.	39	January/57	2,223	17,948
Entergy Corporation	105	February/66	7,980	19,488
Illinois Tool Works Inc.	50	January/95	9,850	2,750
NBTY, Inc.	22	January/25	748	770
PacifiCare Health Systems, Inc.	90	January/60	7,250	7,650
Vodafone Group Plc, ADR	185	February/30	5,920	3,010

			$35,038	$52,291

In addition to the above written put options, the following written put option was outstanding as of December 31, 2004.
Underlying Security	Contracts Subject to Put	Expiration Month/Exercise Price	Premium Received	Market Value

NBTY, Inc.	143	January/20	$5,005	$1,430

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/Kristen A. Richards ---------------------------------
Kristen A. Richards, Vice President and Secretary

Date March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann ---------------------------------
Henry J. Herrmann, President and Principal Executive Officer

Date March 1, 2005

By	/s/Theodore W. Howard ---------------------------------
Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 1, 2005